Annual Report

July 31, 1998

INVESCO
SPECIALTY
FUNDS, INC.

Asian Growth
European Small Company
Latin American Growth
Realty
Worldwide Capital Goods
Worldwide Communications
S&P 500 Index Fund

You should know
what INVESCO knows. (TM)

INVESCO FUNDS

Market Overview                                                   September 1998

         Many of the gains produced in the U.S. and European equity markets earlier this year have been lost in August and September. As the global currency crisis has intensified, all equity markets have suffered. Those markets that are the largest and most liquid have survived the storm the best, while smaller and emerging markets have suffered significant declines.
         Europe: What once was a dream is now closer to reality, as the European Union plans to launch its common currency next year. The first 11 nations that have qualified for the EMU (European Monetary Union) are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. This new economic zone has over 290 million inhabitants and accounts for roughly 20% of the world's gross domestic product.
         As the convergence of the European Union approaches, investors' enthusiasm for the region has ignited. There are signs that, after 10 years of stagnant growth, European economies are starting to accelerate. Even though much of the region has double-digit unemployment rates, declining interest rates have produced an equity culture, and Europeans are investing record amounts. In addition, the constraints of the Maastricht Treaty, which sets the foundation for the European Union, have forced rigid fiscal discipline on many of Europe's free-spending governments. This jubilation over equities has produced staggering returns for most markets in the last 12 months, and in some, appreciation of greater than 50% during the last year. But, economic and social problems in Russia continue to weigh on the minds of European investors and may increase the day-to-day volatility in these markets throughout 1998.
         Latin America: Like most of the world's emerging markets, Latin American stocks experienced extreme volatility during the last 12 months. Nervousness regarding the Asian financial crisis created a negative environment for all emerging markets. Plus, many Latin American economies generate a significant portion of their Gross Domestic Product from oil revenues. As the Asian crisis decreased the demand for oil, a global oversupply occurred -- driving the real price of oil down to levels not seen since the early 1970s. This glut negatively influenced the markets of Columbia, Mexico, Venezuela, and Argentina.
         Despite short-term volatility, the long-term outlook for Latin American markets still appears bright. Foreign direct investment in 1997 reached its highest level ever, and privatization of many state-owned companies is ahead of schedule.
         Asia/Pacific Rim: The Asian financial crisis is still wreaking havoc on economies throughout the region, and the financial damage could take years to repair. During the last 12 months, those countries willing to implement the necessary economic and fiscal reforms have fared the best. Governments that have dragged their feet in implementing necessary reforms, such as Indonesia, have suffered contractions in their equity markets and a devaluation of their currencies, leading to further social and political upheavals.
         Even though they have elected a new Prime Minister, Keizo Obuchi, Japan remains problematic. If Tokyo can find a way to stimulate its economy -- still stagnant after seven years -- it would go a long way toward repairing many of the emerging markets in the Asian/Pacific Rim region. However, even though the government passed a 16.65 trillion yen economic-stimulus package (mostly involving increased fiscal spending), the concern remains that, without an income tax cut, it may do little to stimulate consumer spending.

         In addition, if the Chinese devalue their currency or abolish the pegged rate between the Hong Kong dollar and the U.S. dollar, the region may experience another round of currency devaluations -- increasing the chances for additional market volatility. And, Malaysia has recently implemented currency controls which has increased fears that many Asian nations may revert back to less open economies.

INVESCO Specialty Funds, Inc.
         Each of the funds is managed by a team of investment professionals. For the international equity funds, a senior investment policy group determines the country-by-country allocation of the fund's assets, overall stock selection methodology, and risk control policies. Realty Fund's investments, however, are selected by a team of portfolio managers who collectively determine investment decisions, while Worldwide Capital Goods Fund and Worldwide Communications Fund are each actively managed by a portfolio manager who makes security selection and asset allocation decisions.
         The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO Specialty Funds, plus reinvested dividends and capital gain distributions, from inception through 7/31/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(1),(2)

Asian Growth Fund

                                Asian Growth Fund
                           Average Annual Total Return
                                as of 7/31/98 (2)

                       1 Year                     -62.16%
                       ----------------------------------
                       Since Inception (3/96)     -29.40%
                       ----------------------------------

         For the one-year period ended 7/31/98, INVESCO Asian Growth Fund posted a loss of -62.16%, compared to a loss of -60.49% for the Morgan Stanley Capital Index-Far East Ex-Japan. (Of course, past performance is not a guarantee of future results.)(1),(2)
         The last 12 months have been one of the most difficult periods ever for emerging markets in the Asian/Pacific Rim region. Investors suffered severe capital losses as declining currencies and slowing corporate earnings led to economic and social tensions which amplified losses. Presently, corporate earnings for many companies in the Asian/Pacific Rim are being hit hard by foreign exchange losses, ballooning interest burdens, and uncollectable accounts receivable. As the level of non-performing loans in this area increases, the balance sheets of many Asian/Pacific Rim financial institutions may be impaired, producing further negatives for regional equity markets. For these markets and economies to make a significant recovery, the problems of insufficient banking regulation and the absence of bankruptcy laws need to be addressed.

         During the last 12 months, we have kept the fund defensively positioned as many Asian economies experienced severe economic recessions as a result of the financial crisis. Given the widespread declines, our favorite markets in this environment have been Australia, Hong Kong, Singapore, and India. These economies appear the most open and should be strong enough to weather future economic downturns. Until genuine reforms are implemented in most Asian/Pacific Rim economies, our strategy will remain very conservative.

Graph

         This line graph compares the value of a $10,000 investment in INVESCO Asian Growth to the value of a $10,000 investment in the MSCI-Far East Ex-Japan Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (3/96) through 7/31/98.

Looking Forward
         The fund is designed to give investors exposure to the fastest-growing markets in the Asian/Pacific Rim. Despite the current economic contraction, over the longer-term, structural changes and economic reforms in the region should enhance these countries' growth potential. However, significant changes must occur to improve investors' confidence and attract foreign investment. In addition, it is crucial for the Japanese government to stimulate consumer spending.
         Many Asian/Pacific Rim markets are selling at low valuation levels not seen for two decades and may experience significant appreciation over the next 10 to 15 years. Although day-to-day volatility will likely remain high, and the potential for loss of capital is still present within these markets, we are starting to see improving economic conditions in selected countries. However, investors should be prepared to accept that economic recovery will be a slow, tedious process.

Fund Manager
         Sam Lau serves as portfolio manager of INVESCO Asian Growth Fund. Sam received his BS from the University of Illinois and MBA from the Chinese University of Hong Kong. He began his investment career in 1988 and joined INVESCO in 1994.

European Small Company Fund
         For the one-year period ended 7/31/98, INVESCO European Small Company Fund had a total return of 24.15%, compared to the James Capel Smaller European Index, which had a total return of 28.09%. (Of course, past performance is not a guarantee of future results.)(1),(2)

                           European Small Company Fund
                           Average Annual Total Return
                                as of 7/31/98 (2)

                         1 Year                   24.15%
                         -------------------------------
                         Since Inception (23.75)  23.75%
                         -------------------------------

         Lower interest rates, benign inflation, accelerating corporate earnings, and expanding economies have helped European equity markets reach record highs in the last 12 months. But, as with most raging bull markets during this period, small-capitalization stocks have lagged the performance of large-cap stocks, due to investors' focus on liquidity and visibility of corporate earnings. Within this environment, we have kept the fund focused on the fastest-growing sectors in Europe -- health care, technology, and services.

         Although individual security selection drives the performance of the fund, we continue to have a geographical bias compared to the index towards countries that will enjoy the strongest economic growth: Ireland, Italy, and Spain. These nations are benefiting from the convergence of the EMU (European Monetary Union), which is producing decreasing interest rates and an improved equity culture.
         In regard to individual securities, some of the strongest returns for the fund during the last 12 months have come from Mobilcom, Real Software, and MLP (Marschollek Lautenschlaeger and Partners AG) -- both Real Software and MLP were recently sold for significant gains. Mobilcom, a German telecommunications company, is benefiting from the increased use of both cellular and fixed-line services. In addition, with the European telecommunications industry in the process of deregulation, the potential for strong future earnings growth appears bright.

Graph

         This line graph compares the value of a $10,000 investment in INVESCO European Small Company Fund to the value of a $10,000 investment in the James Capel Smaller European Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/95) through 7/31/98.

Looking Forward
         Europe is in the beginning of a tremendous process of transformation. With the convergence of the EMU, companies are being forced to become more competitive and focus on enhancing shareholder value. As this happens, earnings should accelerate and the equity culture should improve across Europe. Although market volatility might be severe on a day-to-day basis, the benefits from these changes are beginning to become apparent and may propel European markets for the next three to five years. However, instability in Russia continues to be problematic for European markets and may constrain future growth.

Fund Managers
         Claire Griffiths and Andy Crossley of our London sister company, INVESCO Asset Management Limited, lead a group responsible for management of INVESCO European Small Company Fund. Claire graduated from St. John's College, Cambridge, and began her investment career in 1989. Andy began his investment career in 1988 after graduating from Loughborough University.

Latin American Growth Fund
         For the one-year period ended 7/31/98, INVESCO Latin American Growth Fund posted a loss of -30.64%, compared to a loss of -25.49% for the MSCI-Latin America Index. (Of course, past performance is not a guarantee of future results.)(1),(2)
         All emerging markets have been under intense pressure since Thailand devalued its currency (the baht) on July 2, 1997 -- including Latin American markets. As Asian countries devalued their currencies, Latin American currencies in turn came under attack in international markets. In response, many Latin American governments raised short-term interest rates, which constrained economic growth and increased negative sentiment towards all emerging markets. Although increased short-term interest rates caused many investors in emerging markets severe pain, it was a necessary reaction given the severity of the crisis and should improve the long-term fundamentals for all emerging markets, especially Latin America.

                           Latin American Growth Fund
                           Average Annual Total Return
                                as of 7/31/98 (2)

                         1 Year                -30.64%
                         -----------------------------
                         Since Inception (2/95)  9.78%
                         -----------------------------

         Within this difficult environment, we have avoided Columbia and Venezuela in favor of those markets which are large and liquid, and where genuine economic reforms are taking place, like Brazil and Mexico. In Brazil, we have skewed the fund's investments toward industries and sectors which will benefit from continued privatization -- electric, water, and the recently privatized telecommunications sector. It is our opinion that President Cardoso will be re-elected, and he will continue to implement economic reforms necessary to transform Brazil's economy into the dominant free market in Latin America. The Brazilian telecommunications company Telecomunicacoes Brasileiras SA remains our largest holding.

Graph

         This line graph compares the value of a $10,000 investment in INVESCO Latin American Growth Fund to the value of a $10,000 investment in the MSCI-Latin America Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/95) through 7/31/98.

Looking Forward
         The last year has been a difficult and disappointing time for Latin American investors. Although the underlying environment is starting to improve in certain economies, continued market volatility will likely persist, as sentiment remains negative towards all emerging markets. It may take a substantial amount of time before investor psychology improves for this region. When this happens, Latin American markets could enter a prolonged period of economic expansion. Currently, the Latin American region is probably in the best shape of all emerging markets as growth prospects appear decent, inflation remains subdued, and many governments remain committed to more transparent and efficient economies.

Fund Managers
         Peter Jarvis and Jane Lyon of our London sister company, INVESCO Asset Management Limited, lead a group responsible for management of INVESCO Latin American Growth Fund. Peter graduated from St. John's College, Oxford, and joined INVESCO in 1993 specializing in Latin American securities. Jane began her investment career in 1986 after graduating from Oxford University.

Realty Fund
         For the one-year period ended 7/31/98, the Realty Fund had a total return of -6.49%, compared to a total return of -1.99% for the NAREIT Index for the period ended 7/31/98. (Of course, past performance is not a guarantee of future results.)(1),(2)
         The last 12 months have been disappointing for REIT (Real Estate Investment Trust) investors. In January, legislation was passed to address the "paired-share" structure of certain REITs, creating negative sentiment towards this sector. A paired-share REIT combines a conventional corporation with a real-estate investment trust. Although there are only five paired-share REITs operating in the U.S., the legislation created much uncertainty regarding this sector, and many REIT investors left this market to pursue high-flying large-capitalization stocks. Many REITs were also trying to sell additional equity during early 1998 -- putting further downward pressure on prices.

         Within this difficult environment, we have favored the office and hotel sub-sectors. Both continue to experience above-average earnings growth, as the demand for new office space and hotels remains strong. In fact, one of our favorite investments is Arden Realty, a self-administered, self-managed REIT, which acquires, develops, and operates suburban office properties located in Southern California. Arden owns a portfolio of more than 130 quality office properties with more than 17 million square feet, and is benefiting from a booming economy in California.

                                   Realty Fund
                           Average Annual Total Return
                                as of 7/31/98 (2)

                         1 Year                 -6.49%
                         -----------------------------
                         Since Inception (1/97)  3.10%
                         -----------------------------

Graph

         This line graph compares the value of a $10,000 investment in INVESCO Realty Fund to the value of a $10,000 investment in the NAREIT Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (1/97) through 7/31/98.

Looking Forward
         Although difficulties persisted over the last 12 months, it appears that the environment for REITs is quite promising. We expect that earnings will increase by approximately 13% this year and by 9% to 10% in 1999. With current dividend yields between 6% to 7% and the potential for strong earnings growth, REITs appear very attractive compared to domestic equities.

Fund Management

         The fund's investments are selected by a team of INVESCO Realty Advisors, Inc. (IRAI) portfolio managers who are collectively responsible for the investment decisions relating to the fund.

Worldwide Capital Goods Fund
         During the one-year period ended 7/31/98, INVESCO Worldwide Capital Goods Fund had a total return of -2.06%, compared to a total return of 19.26% for the domestic S&P 500 and 5.75% for the international Morgan Stanley Capital Index-Europe/Australia/Far East. Keep in mind that these indexes measure broad equity performance, while the fund invests in a targeted market sector. (Of course, past performance is not a guarantee of future results.)(1),(2)

                          Worldwide Capital Goods Fund
                           Average Annual Total Return
                                  as of 7/31/98

                         1 Year                 -2.06%
                         -----------------------------
                         Since Inception (8/94)  9.91%
                         -----------------------------

         Unfortunately for investors, the capital goods sector has been one of the poorest performing industry groups during the last 12 months. The Asian financial crisis continues to exert negative pressure, as many capital goods companies were heavily dependent on strong Asian economic growth to spur future demand. Although we positioned the portfolio in the fall of 1997 to avoid firms that derive a significant portion of their revenue from those countries, the underlying sub-sectors which make up the capital goods sector (machinery, farm equipment, machine tools, truck manufacturing, diversified companies, and pump and valves) experienced a difficult year as global demand for capital goods decreased.

Graph

         This line graph compares the value of a $10,000 investment in INVESCO Worldwide Capital Goods Fund to the value of a $10,000 investment in each of the MSCI-EAFE and S&P 500 Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 7/31/98.

         Within this challenging environment, we have kept the fund concentrated on market-leading capital goods companies that can benefit from strength in the domestic and European economies. This conservative investment stance favors consumer-oriented capital goods firms and has focused the portfolio on companies like General Electric, Owens-Illinois Inc., Tyco International Ltd, Federal-Mogul Corp., and Southdown Inc. Hopefully, our conservative approach will benefit shareholders over the next six to 12 months, as the Asian financial crisis will continue to produce volatility in the capital goods sector.

Looking Forward
         Because this fund targets a narrow segment of the market, it should only be part of a well-diversified portfolio. Asian/Pacific Rim nations represent approximately 25% of the world's economic activity. With many of these countries presently in a severe recession, the prospects for near-term growth in the capital goods sector is somewhat limited. We will keep the fund focused on liquid, market-leading capital goods companies while avoiding those firms with significant exposure to Asia.

Fund Manager
         Vice President John S. Segner assumed responsibilities of portfolio manager in December 1997. He received a BS from the University of Alabama and an MBA from the University of Texas at Austin. Before joining INVESCO in 1997, John served as Managing Director and Principal for The Mitchell Group, and had previous experience with Texaco Inc., Amerada Hess Corporation, and First Tennessee National Corporation.

Worldwide Communications Fund
         The Fund received the prestigious 5-star risk-adjusted rating from Morningstar, both overall and for the three-year period ended 7/31/98, among 2,572 equity funds.(3)

         For the one-year period ended 7/31/98, INVESCO Worldwide Communications Fund achieved a total return of 36.79%, compared to a total return of 19.26% for the domestic S&P 500 and 5.75% for the international Morgan Stanley Capital Index-Europe/Australia/Far East. Keep in mind that these indexes measure broad equity performance, while the fund invests in a targeted market sector. (Of course, past performance is not a guarantee of future results.)(1),(2)

                          Worldwide Communications Fund
                           Average Annual Total Return
                                as of 7/31/98 (2)

                                  1 Year 36.79%
                        ---------------------------------
                          Since Inception (8/94) 26.98%
                        ---------------------------------

         Telecommunications has been one of the most dynamic and exciting sectors for investors over the last 12 months. During this time, merger and acquisition activity intensified, demand for electronic transmission of information and data (e.g. the Internet) increased, and the profitability of many telecommunications companies improved -- enhancing equity prices. In addition, deregulation in the U.S. and Europe has spawned the development of many companies intent on exploiting the mandate that incumbent local exchange carriers (ILECs) open their networks to competition. This has led to speculation that these new carriers might be acquired by ILECs to expand their reach into neighboring territory, or by long distance carriers to add local telecom service to the package of services they could offer to their customers.

Graph

         This line graph compares the value of a $10,000 investment in INVESCO Worldwide Communications Fund to the value of a $10,000 investment in each of the MSCI-EAFE and S&P 500 Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 7/31/98.

         During the last 12 months, we have made only minor adjustments to the portfolio, decreasing our weighting in CLECs (Competitive Local Exchange Carriers) and increasing the fund's position in international long distance carriers. Although CLECs remain a prominent investment theme in the portfolio, we did reduce the fund's exposure to these firms in the spring of 1998 as merger and acquisition activity reduced the number of desirable CLECs. However, one of our favorite investments remains Colt Telecom Group PLC. Colt, the first European CLEC, is successfully executing its business plan and expanding its network in many European cities. Although the stock has produced astonishing returns during the last 12 months, the company still appears poised for further strong growth.
         In regard to the fund's increased weighting in international long distance carriers, high tariffs on long distance calls in many foreign countries created short-term opportunities for competitive international carriers. In certain nations, if a competitive carrier installs call-routing switches within that country, the competitive carrier would only have to pay the incumbent carrier local phone rates to complete the call, avoiding the high international settlement tariffs and increasing potential profits. As global tariffs on international phone calls are reduced, this investment opportunity will diminish, and consequently we will reduce the fund's weighting in these carriers.

         Another area that has produced strong returns for the fund is the telephone equipment industry, although returns for this area have been somewhat mitigated by the Asian financial crisis. With the explosion of information and data transmissions, as traffic on the Internet is doubling every 90 days, the need for increased bandwidth has created enormous opportunities for certain telephone equipment companies. Firms like Lucent Technologies, Tellabs Inc., and Cisco Systems appear to have bright futures and remain core holdings in the portfolio.

Looking Forward
         The telecommunications sector is in the early stages of a long-term growth cycle. To use a baseball analogy, this sector is in the second inning of a nine-inning game. Although the sector may experience day-to-day volatility, positive fundamental changes are occurring which should create enormous growth opportunities in the future. Some of these key influences are:

         o Deregulation throughout Europe, which began in 1998.
         o Developing countries need improved communications systems to compete in the global economy.
         o More than half the people in the world have never used a phone.
         o Internet and related services are growing exponentially.
         o Demand for wireless services is increasing.

Fund Manager
         Effective July 1, 1997, Brian B. Hayward assumed responsibilities of portfolio manager of Worldwide Communications Fund. Previously, he was a senior equity analyst for Mississippi Valley Advisors in St. Louis, Missouri and began his investment career in 1985. Brian earned a BA in Mathematics and a MA in Economics from the University of Missouri. He is a Chartered Financial Analyst.

S&P 500 Index Fund

                               S&P 500 Index Fund
                          Total Return Since Inception
                                as of 8/31/98 (2)

                                       Class I Shares* Class II Shares*
          Since Inception 12/97            20.93%          22.11%
          -------------------------------------------------------------

         *For Class I shares, the minimum initial investment is $250,000. For Class II shares, the minimum initial investment is $5,000 for individual accounts and $2,000 for Individual Retirement Accounts (IRAs). The minimum initial investment for Class II shares is waived for systematic investment plans.

         INVESCO launched its first index fund in December 1997. The S&P 500 Index Fund seeks to provide price performance and income comparable to the Standard & Poor's 500 Index, which is composed of 500 selected large-capitalization stocks. In its brief performance history from inception (12/97) to 7/31/98, the fund's returns of 20.93% for the Class I shares, and 22.11% for Class II shares beat the 18.48% return for the S&P 500 for the same time period. The primary reason for the fund's outperformance compared to the index is due to the fund's small asset base and the timing of cash flows. As both classes increase their asset size, performance is likely to track the index more closely. (Of course, past performance is not a guarantee of future results.)(1),(2)

Graph

         This line graph compares the value of a $10,000 investment in INVESCO S&P 500 Index Fund - Class I and Class II to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 7/31/98.


(1)The MSCI-EAFE, MSCI-Pacific Ex Japan, MSCI-Latin and James Capel Smaller European Index are unmanaged indexes of common stocks considered to be representative respectively of the equity markets of Europe/Australia/Far East; Pacific Basin excluding Japan; Latin America; and European small-capitalization stocks. The S&P 500 is an unmanaged index indicative of the broad U.S. stock market. The NAREIT is an unmanaged index indicative of the U.S. real estate investment-trust market.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Morningstar's proprietary rankings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated for the fund's three-, five-, and 10-year average annual returns (based on available track records) in excess of 90-day Treasury bill returns. The top 10% of funds in an investment category receive 5 stars, and the next 22.5%, 4 stars. As of 7/31/98, Worldwide Communications Fund received 5 stars among 2,572 funds in the domestic equity fund category for the three-year and overall period.

Ten Largest Common  Stock  Holdings
July 31, 1998

Description                                      Value
------------------------------------------------------
Asian Growth Fund
CLP Holdings  Ltd                            $ 567,162
HSBC  Holdings PLC                             487,887
Hong Kong  Telecommunications Ltd              452,263
Cheung Kong  Holdings  Ltd                     433,677
Hutchison Whampoa Ltd                          432,128
Singapore Telecommunications Ltd               302,346
Mahanagar Telephone Nigam Ltd
   Regulation S Sponsored GDR
   Representing 2 Ord Shrs                     300,000
China Telecom Ltd                              292,990
Development Bank of Singapore Ltd
   Foreign Shrs                                262,525
Australia & New Zealand Banking
   Group Ltd                                   259,196

European Small Company Fund
Grand Hotel Krasnapolsky NV               $  1,688,211
MobilCom AG                                  1,537,609
TelePizza SA                                 1,219,876
Leon de Bruxelles SA                         1,206,669
IONA Technologies PLC Sponsored
   ADR Representing Ord Shrs                 1,057,387
Semcon AB                                    1,041,000
EM.TV & Merchandising AG                     1,035,359
Unique International NV                        934,411
Prolion Holding NV                             880,685
CBT Group PLC Sponsored ADR
   Representing Ord Shrs                       846,800

Latin American Growth Fund
Telecomunicacoes Brasileiras SA           $  1,720,292
Panamerican Beverages Class A                1,304,625
Cemex SA de CV Series B Shrs                 1,147,004
Cia Paranaense de Energia-Copel              1,072,571
Grupo Financiero Banamex-Accival SA
   de CV Series B Shrs                       1,051,000
Grupo Carso SA de CV Series A-1 Shrs         1,041,081

Description                                      Value
------------------------------------------------------
Latin American Growth Fund -- (Continued)
Sociedad Quimica y Minera de Chile
   SA Sponsored ADR Representing 10
   Series B Shrs                          $  1,015,000
Alfa SA de CV Participation Certificates
   Series A Shrs                               798,687
Telefonica de Argentina SA Sponsored
   ADR Representing 10 Class B Shrs            796,125
Grupo Televisa SA de CV Participation
   Certificates Representing Series A, D
   & L Shrs                                    693,157

Realty Fund
Starwood Hotels & Resorts SBI             $  1,741,050
Arden Realty                                 1,549,800
Patriot American Hospitality                 1,538,031
Mack-Cali Realty                             1,230,075
CarrAmerica Realty                           1,077,500
Highwoods Properties                         1,076,625
American General Hospitality                 1,035,094
SL Green Realty                                990,000
Vornado Realty Trust SBI                       863,388
First Industrial Realty Trust                  831,512

S&P 500 Index Fund
General Electric                          $    575,976
Microsoft Corp                                 537,961
Coca-Cola Co                                   397,305
Exxon Corp                                     337,932
Merck & Co                                     294,347
Intel Corp                                     284,892
Wal-Mart Stores                                282,800
Pfizer Inc                                     280,390
International Business Machines                270,035
Bristol-Myers Squibb                           245,307

Description                                      Value
------------------------------------------------------
Worldwide Capital Goods Fund
Camco International                       $    745,500
Owens-Illinois Inc                             608,925
General Electric                               580,531
Tyco International Ltd                         569,825
Volvo AB Sponsored ADR Representing
   Class B Shrs                                512,481
Global Industries Ltd                          509,938
Dril-Quip Inc                                  490,462
Lockheed Martin                                488,469
Dana Corp                                      467,650
Ingersoll-Rand Co                              459,550

Worldwide Communications Fund
Global TeleSystems Group                  $  7,222,500
America Online                               7,137,000
CIENA Corp                                   6,250,875
WorldCom Inc                                 5,922,000
Intermedia Communications                    5,905,200
Nokia Corp Sponsored ADR
   Representing Class A Shrs                 5,558,575
Cisco Systems                                5,539,137
COLT Telecom Group PLC Sponsored
   ADR Representing 4 Ord Shrs               5,452,000
MCI Communications                           5,180,000
Lucent Technologies                          4,991,625

Composition of holdings is subject to change.

            --------------------------------

Statement of Investment Securities
July 31, 1998
----------------------------------------------------------------------
                                        Shares or
                         Industry       Principal
 %       Description         Code          Amount                Value
----------------------------------------------------------------------
Asian Growth Fund

79.97    COMMON STOCKS & WARRANTS
5.15     AUSTRALIA
         Australia & New
         Zealand Banking
         Group Ltd            BK           40,000     $        259,196
         Rio Tinto Ltd        GP           20,000              218,871
         WMC Ltd              GP           50,000              150,003
----------------------------------------------------------------------
                                                               628,070
----------------------------------------------------------------------

                                        Shares or
                        Industry        Principal
%        Description        Code           Amount                Value
----------------------------------------------------------------------
31.61    HONG KONG
         CLP Holdings Ltd     EU          127,000         $    567,162
         Cheung Kong Holdings
          Ltd                 RL          100,000              433,677
         Cheung Kong
         Infrastructure
         Holdings Ltd         EC          130,000              203,867
         China Everbright
          Ltd(a)              RT           90,000               31,364
         China Everbright Ltd
          Warrants
          (Exp 2000)(a)       RT           30,000                2,594
         China Resources
          Enterprise Ltd      RL          230,000              167,727
         China Telecom Ltd(a) TL          200,000              292,990
         Citic Pacific Ltd    CG          138,000              222,647
         Cosco Pacific Ltd    SV          300,000               83,250
         Hang Seng Bank Ltd   BK           42,900              209,303
         Hong Kong Telecom-
          munications Ltd     TL          240,000              452,263
         Hutchison Whampoa
          Ltd                 CG           90,000              432,128
         New World
          Development Ltd     RL          110,000              146,237
         Shanghai Industrial
          Holdings Ltd        MG          130,000              212,257
         Sun Hung Kai
          Properties Ltd      RL           60,000              222,259
         Tianjin Development
          Holdings Ltd(a)     DB          320,000              173,471
----------------------------------------------------------------------
                                                             3,853,196
----------------------------------------------------------------------
7.64     INDIA

         BSES Ltd Regulation S
          GDR Representing
          3 Ord Shrs(a)(f)    EU           13,000             143,000
         Mahanagar Telephone
          Nigam Ltd
          Regulation S
          Sponsored
          GDR Representing
          2 Ord Shrs(a)(f)    TL           25,000             300,000
         Ranbaxy Laboratories
          Ltd GDR
          Representing Ord
          Shrs                HD            7,500             123,750
         State Bank of India
          Regulation S GDR
          Representing 2
          Ord Shrs(a)(f)      BK           16,000             172,000

                                        Shares or
                        Industry        Principal
 %     Description          Code           Amount               Value
---------------------------------------------------------------------
       Videsh Sanchar Nigam
        Ltd Regulation S
        GDR Representing
        1/2 Ord Shr(a)(f)    TL           17,000     $        192,950
---------------------------------------------------------------------
                                                              931,700
---------------------------------------------------------------------
3.94     INDONESIA
       Gulf Indonesia Resources
        Ltd(a)               OG           20,000              192,500
       PT Astra
        International(a)     AM        1,000,000               83,650
       PT Bank Internasional
        Indonesia Warrants
        (Exp 2000)(a)        BK           22,652                  233
       PT Dynaplast(a)       CH        1,035,000               51,160
       PT Indofood Sukses
        Makmur(a)            FD          842,500              152,163
---------------------------------------------------------------------
                                                              479,706
---------------------------------------------------------------------
1.47     LUXEMBOURG
       Korea Asia Fund IDR
        Representing 500
        Shrs(a)              FN             315               179,550
---------------------------------------------------------------------
5.30     MALAYSIA
       Berjaya Sports Toto
        Berhad               GM         140,000               140,085
       Malakoff Berhad       AG         120,000               208,379
       Metroplex Berhad      RL         320,000                31,087
       Tanjong PLC           GM          90,000               109,290
       Telekom Malaysia
        Berhad               TN         100,000               156,648
---------------------------------------------------------------------
                                                              645,489
---------------------------------------------------------------------
4.39     PHILIPPINES
       Ayala Land            RL         512,880               130,961
       Benpres Holdings(a)   BR       1,522,800               198,941
       First Philippine Holdings
        B Shrs               CG         147,600                94,660
       Philippine Long Distance
        Telephone            TL           5,000               109,857
---------------------------------------------------------------------
                                                              534,419
---------------------------------------------------------------------
10.48    SINGAPORE
       City Developments Ltd RL         65,000                185,230
       DBS Land Ltd          RL        160,000                125,109
       Development Bank of
        Singapore Ltd
        Foreign Shrs         BK         49,000                262,525
       Overseas Union Bank
        Ltd Foreign Shrs     BK         70,000                127,310
       Parkway Holdings Ltd  HC        110,000                186,041

                                     Shares or
                       Industry      Principal
 %     Description         Code         Amount                 Value
--------------------------------------------------------------------
       Singapore Technologies
        Engineering Ltd      EC        120,000       $        88,966
       Singapore
        Telecommunications
        Ltd                  TL        200,000               302,346
--------------------------------------------------------------------
                                                           1,277,527
--------------------------------------------------------------------
0.87     SOUTH KOREA
       Pohang Iron & Steel
         Ltd                 IS          2,610               100,964
       Sungmi Telecom
        Electronics          CM            230                 5,234
--------------------------------------------------------------------
                                                             106,198
--------------------------------------------------------------------
3.30     THAILAND
       Bangkok Expressway
        PLC Foreign
        Shrs(a)              TR        127,000               71,505
       Bank of Asia PLC
        Foreign Shrs(a)      BK        500,000              118,727
       Electricity Generating
        PLC Foreign
        Shrs(a)              EU         45,000               77,111
       PTT Exploration &
        Production PLC
        Foreign Shrs(a)      OG         16,200              134,835
       Thai Farmers Bank
        PLC Warrants
        (Exp 2002)(a)        BK          1,875                  115
-------------------------------------------------------------------
                                                            402,293
-------------------------------------------------------------------
5.82     UNITED KINGDOM

       HSBC Holdings PLC    BK          20,000              487,887
       Larsen & Toubro Ltd
        Sponsored GDR
        Representing 2
        Ord Shrs            MY          25,000              221,250
-------------------------------------------------------------------
                                                            709,137
-------------------------------------------------------------------

       TOTAL COMMON STOCKS & WARRANTS
        (Cost $16,969,617)                                9,747,285
-------------------------------------------------------------------

                                     Shares or
                      Industry       Principal
%        Description      Code          Amount                Value
-------------------------------------------------------------------
20.03    SHORT-TERM INVESTMENTS  --
           REPURCHASE AGREEMENTS
20.03    UNITED STATES
         Repurchase  Agreement
           with State Street
           dated 7/31/1998
           due 8/3/1998 at
           5.580%,  repurchased
           at $2,443,136
           (Collateralized by US
           Treasury Bonds due
           8/15/2021 at  8.125%
           value  $2,502,586)
           (Cost
           $2,442,000)      RA  $    2,442,000          $ 2,442,000

100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $19,411,617)
         (Cost for Income Tax Purposes
         $19,602,333)                                  $ 12,189,285
===================================================================

European Small Company Fund
96.89    COMMON STOCKS AND WARRANTS

1.62     BELGIUM
         Creyf's NV        SV           1,800         $    628,307
         Innogenetics
           NV(a)           BI           7,100              442,863
------------------------------------------------------------------
                                                         1,071,170
------------------------------------------------------------------
3.33   DENMARK
       Coloplast A/S Registered
         B Shrs            HC           4,800              432,005
       Falck A/S           AF          12,000              761,320
       NeuroSearch A/S(a)  HD           5,500              412,234
       William Demant
         Holding A/S       HC          12,000              594,892
------------------------------------------------------------------
                                                         2,200,451
------------------------------------------------------------------
1.69   FINLAND
       Raisio Group PLC    FD          26,500              436,202
       Tieto Corp Series B
         Shrs              CO          18,400              680,612
------------------------------------------------------------------
                                                         1,116,814
------------------------------------------------------------------
13.77  FRANCE
       Alliance et Gestion
        Commerciale        SV           5,200              558,389
       Altran Technologies
        SA                 EC           2,700              633,775
       BVRP Software(a)    CO          10,600              622,483
       Cie des Signaux SA  EL           7,900              743,607
       Dassault Systemes
        SA                 CO          13,300              725,029
       Genset SA(a)        BI           6,166              579,356
       GrandVision SA      PI          23,900              818,054
------------------------------------------------------------------

                                    Shares or
                     Industry       Principal
%      Description       Code          Amount                Value
------------------------------------------------------------------
       ILOG SA ADR
        Representing
        Ord Shrs(a)        CO           2,549      $        39,191
       Ingenico SA         SV          16,700              493,154
       LVL Medical SA      HC          22,850              440,898
       LVL Medical SA
        Warrants
        (Exp 2000)(a)      HC             380                6,376
       Leon de Bruxelles
        SA                 RS          11,150            1,206,669
       Penauille
        Polyservices       SV           2,000              637,584
       Sidergie SA         SV           1,900              430,369
       Stedim SA           HC           4,500              377,517
       UBI Soft Entertainment
        SA(a)              TY           5,300              795,889
------------------------------------------------------------------
                                                         9,108,340
------------------------------------------------------------------
9.52   GERMANY
       Bertrandt AG        SV           7,200              412,909
       Boewe Systec AG     MY          15,000              673,001
       DIS Deutscher Industrie
        Service AG         SV           7,200              651,749
       Data Modul AG       EL          14,300              691,443
       EM.TV & Merchandising
        AG                 BR           1,659            1,035,359
       LOESCH Umweltschutz
        AG                 PC           4,665               99,931
       MobilCom AG         TC           4,094            1,537,609
       Pfeiffer Vacuum
        Technology AG
        Bearer Shrs(a)     MY           6,000              338,187
       Refugium Holding AG HC          12,590              502,581
       Sartorius AG        EL             900              354,211
------------------------------------------------------------------
                                                         6,296,980
------------------------------------------------------------------
8.94   IRELAND
       Adare Printing Group
        PLC                PB          30,000              397,548
       CBT Group PLC
        Sponsored ADR
        Representing Ord
        Shrs(a)            CO          14,600              846,800
       Heiton Holdings PLC BD         133,000              423,169
       IONA Technologies
        PLC Sponsored
        ADR Representing
        Ord Shrs(a)        CO          35,100            1,057,387
       Irish Continental Group
        PLC                AF          24,595              379,100
       Kingspan Group PLC  BD         180,000              738,160
       Marlborough
        International
        PLC(a)             SV         173,786              774,115
------------------------------------------------------------------

                                    Shares or
                     Industry       Principal
%      Description       Code          Amount                Value
------------------------------------------------------------------
       Ryanair Holdings
        PLC(a)             AR         105,000     $        838,915
       Saville Systems PLC
        Sponsored ADR
        Representing Ord
        Shrs(a)            CO          18,100              457,025
------------------------------------------------------------------
                                                         5,912,219
------------------------------------------------------------------
4.99   ITALY
       Aeroporti di Roma
        SpA                AR          38,400              249,048
       Banca Popolare
        Commercio e
        Industria          BK          27,650              629,537
       Bulgari SpA         CJ         132,100              742,317
       Gucci Group NV New
        York Registered
        Shrs               RT           8,600              418,175
       Industria Macchine
        Automatiche        MY          72,700              609,062
       Simint SpA(a)       TA          66,000              654,490
------------------------------------------------------------------
                                                         3,302,629
------------------------------------------------------------------
13.61  NETHERLANDS
       Aalberts Industries
        NV                 CG          24,900              707,810
       Beter Bed Holding
        NV                 HF          18,800              745,362
       Computer Services
        Solutions          SV          12,700              437,647
       Fugro NV            EC          16,100              610,213
       Grand Hotel
        Krasnapolsky NV    LH          18,600            1,688,211
       Kempen & Co NV      IV           6,942              560,498
       Nederlandsche
        Apparatenfabriek
        NV                 SV          20,200              634,650
       Polynorm NV         MG           4,800              500,299
       Prolion Holding
        NV(a)              MY           6,100              880,685
       QIAGEN NV New
        York Registered
        Shrs(a)            BI          11,800              761,100
       Simac Techniek NV   EL           3,000              543,836
       Unique International
        NV                 SV          21,100              934,411
------------------------------------------------------------------
                                                         9,004,722
------------------------------------------------------------------
2.74   NORWAY
       Ekornes A/S A
        Registered Shrs    HF          59,000              730,624

       Tandberg A/S A(a)   CM          23,600              265,681
       Tomra Systems A/S A MY          25,000              814,526
------------------------------------------------------------------
                                                         1,810,831
------------------------------------------------------------------
0.80   PORTUGAL
       Ibersol SGPS SA     RS           5,500              528,977
------------------------------------------------------------------

                                    Shares or
                     Industry       Principal
 %     Description       Code          Amount                Value
------------------------------------------------------------------
3.98   SPAIN
       Banco de Valencia SA
        Registered Shrs    BK          20,300     $        609,511
       Superdiplo SA(a)    RT          31,300              806,124
       TelePizza SA(a)     RS         134,000            1,219,876
------------------------------------------------------------------
                                                         2,635,511
------------------------------------------------------------------
4.60   SWEDEN
       Assa Abloy AB Series
        B Shrs             MG          15,000              650,447
       Caran AB Series B
        Shrs               CO          35,300              429,402
       ContextVision AB(a) CO          32,000              455,605
       OXiGENE Europe AB(a)HD           7,700               82,503
       Scandic Hotels AB   LH           8,700              386,581
       Semcon AB           SV          84,700            1,041,000
------------------------------------------------------------------
                                                         3,045,538
------------------------------------------------------------------
4.42   SWITZERLAND
       Belimo Holding AG
        Registered Shrs    BD           1,186              477,424
       Disetronic Holding
        AG                 HC             330              740,590
       Kudelski SA Bearer
        Shrs(a)            EL              65              758,806
       Sarna Kunststoff Holding
        AG Registered Shrs BD             154              258,303
       Valora Holding AG
        Registered Shrs    RS           2,200              690,037
------------------------------------------------------------------
                                                         2,925,160
------------------------------------------------------------------
22.33  UNITED KINGDOM
       ABI Leisure Group
        PLC(a)(e)          LT         433,666                    0
       Antonov PLC(a)      AP         237,816              301,527
       Atlantic Telecom
        Group PLC(a)       CA         325,000              813,501
       Biocompatibles
        International
        PLC(a)             HC         200,000              343,560
       British Biotech
        PLC(a)             HD         250,000              140,083
       Claremont Garments
        Holdings PLC       TA         245,000              128,262
       Cortecs PLC(a)      HD         200,000              189,776
       Denby Group PLC     HW         150,000              316,566
       Dialog Corp PLC(a)  CO         200,000              660,944
       Electronics Boutique
        PLC(a)             RT         300,000              350,922
       Esat Telecom Group
        PLC Sponsored
        ADR Representing
        2 Ord Shrs(a)      TL          20,600              844,600
       Filtronic PLC       TL          64,000              455,201
------------------------------------------------------------------

                                    Shares or
                     Industry       Principal
%      Description       Code          Amount                Value
------------------------------------------------------------------
       GEI International
        PLC                MY         200,000     $        314,112
       Games Workshop Group
        PLC                LT          57,692              424,728
       Greenway Holdings
        PLC                PC         163,749              103,139
       Hambro Countrywide
        PLC                RE         256,450              448,921
       Helical Bar PLC     RE          55,769              508,652
       Hozelock Group PLC  HP         125,000              529,655
       ICON PLC Sponsored
        ADR Representing
        Ord Shrs(a)        SV          19,475              608,594
       Ilion Group PLC     CO         220,000              285,237
       Infobank International
        Holdings PLC(a)    CO         115,454              335,267
       Innovative Technologies
        Group PLC(a)       HD         236,434              406,146
       McCarthy & Stone
        PLC                HB         175,000              409,409
       Memory Corp PLC(a)  CO         425,000              173,686
       NSM PLC(a)(e)       GP         575,000                    0
       Norbain PLC         EL          60,000              253,253
       Orbis PLC           SV         600,000              559,512
       Psion PLC           CO          50,000              497,344
       Regal Hotel Group
        PLC                LH         700,000              469,532
       Robert Walters PLC  SV          60,000              342,578
       Rubicon Group PLC   MG         146,667              443,902
       Rutland Trust PLC   FN         300,000              252,762
       ScS Upholstery PLC  TH         210,000              383,069
       SEP Industrial Holdings
        PLC                MG         584,000              277,073
       Savills PLC         SV         300,000              687,120
       Tracker Network PLC EL          40,000              467,896
       Trafficmaster
        PLC(a)             SV          35,000              276,566
       TransTec PLC        MG         300,000              319,020
       Vymura PLC          BD         190,834              449,574
------------------------------------------------------------------
                                                        14,771,689
------------------------------------------------------------------
0.55   UNITED STATES
       OXiGENE Inc(a)      HD          35,300              361,825
------------------------------------------------------------------
       TOTAL COMMON STOCK & WARRANTS
        (Cost $57,465,476)                              64,092,856
------------------------------------------------------------------
3.11   PREFERRED STOCKS
3.11   GERMANY
       Fresenius AG
        Non-Voting Pfd     HC          2,500               441,358
       Marschollek
        Lautenschlaeger
        und Partners AG
        Non-Voting Pfd     IN          1,530             1,015,068
------------------------------------------------------------------

                                   Shares or
                     Industry      Principal
%      Description       Code         Amount                 Value
------------------------------------------------------------------
       Sander (Jil) AG
        Non-Voting Pfd     TA          1,460      $        603,340
------------------------------------------------------------------
       TOTAL PREFERRED STOCKS
        (Cost $2,074,964)                                2,059,766
------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $59,540,440)
       (Cost for Income Tax Purposes
       $59,660,722)                                   $ 66,152,622
==================================================================

Latin American Growth Fund

51.28    COMMON STOCKS

9.08     ARGENTINA

       Aluar Aluminio
        Argentina SAIC Class
        B Shrs             AL        125,000     $        481,491
       Disco SA Sponsored
        ADR Representing
        3 Shrs(a)          RT         20,000              692,500
       Inversiones y
        Representaciones
        SA Sponsored
        GDR Representing
        10 Shrs            RE         16,000              595,000
       SA Importadora y
        Exportadora de la
        Patagonia Series
        B Shrs             RT         35,000              577,789
       Telefonica de Argentina
        SA Sponsored ADR
        Representing 10
        Class B Ord Shrs   TN         22,000              796,125
-----------------------------------------------------------------
                                                        3,142,905
-----------------------------------------------------------------
8.67     BRAZIL
       Cia Paranaense de
        Energia-Copel      EU    132,000,000            1,072,571
       Rossi Residencial SA
        GDR Regulation S
        Representing 5 Ord
        Shrs(f)            HB         58,600              205,100
       Telecomunicacoes
        Brasileiras SA     TL     19,000,000            1,720,292
-----------------------------------------------------------------
                                                        2,997,963
-----------------------------------------------------------------
2.93     CHILE
       Sociedad Quimica y
        Minera de Chile
        SA Sponsored
        ADR Representing
        10 Series B Shrs   CH        29,000             1,015,000
-----------------------------------------------------------------

                                  Shares or
                     Industry     Principal
%      Description       Code        Amount                 Value
-----------------------------------------------------------------
27.73    MEXICO
       Alfa SA de CV
        Participation
        Certificates
        Series A Shrs      CH       200,718      $        798,687
       Cemex SA de CV Series
        B Shrs(a)          BD       270,000             1,147,004
       Consorcio ARA SA
        de CV
        Regulation S
           Sponsored ADR
           Representing 10
           Shrs(a)(f)      HB         1,400                43,940
        Sponsored ADR
           Representing 10
           Shrs(a)(b)      HB         17,600              552,387
       Corporacion GEO SA
        de CV Series B
        Shrs(a)            HB        100,000              543,631
       Grupo Accion SA de
        CV Regulation S
        Sponsored ADR
        Representing 10
        Series B
        Shrs(a)(f)         EC         45,000              292,558
       Grupo Carso SA de
        CV Series A-1 Shrs CG        240,000            1,041,081
       Grupo Financiero
        Banamex-Accival
        SA de CV Series
        B Shrs(a)          BK        525,000            1,051,000
       Grupo Industrial Saltillo
        SA de CV Series
        B Shrs             IS        150,000              469,932
       Grupo Televisa SA de
        CV Participation
        Certificates
        Representing Series
        A, D & L Shrs(a)   BR         40,000              693,157
       Panamerican Beverages
        Class A            BV         42,000            1,304,625
       Pepsi-Gemex SA
        Sponsored GDR
        Representing 6
        Ord Participation
        Certificates       BV         45,000              570,937
       Sanluis Corp SA de CV
        Participation
        Certificates
        Representing Series
        B, C & D Shrs      MY         100,000             397,915
-----------------------------------------------------------------

                                    Shares or
                     Industry       Principal
 %     Description       Code          Amount               Value
-----------------------------------------------------------------
       Tubos de Acero de
        Mexico SA
        Sponsored ADR
        Representing Cmn
        Shrs               IS         70,000     $        686,875
-----------------------------------------------------------------
                                                        9,593,729
-----------------------------------------------------------------
1.67     NETHERLANDS
       Melia Inversiones
        Americanas NV
        Sponsored
        ADR (a)(b)         LH         26,000              577,546
-----------------------------------------------------------------
1.20     PERU
       Cia de Minas
        Buenaventura SA
        Series T Shrs      GP         80,000              415,503
-----------------------------------------------------------------
       TOTAL COMMON STOCKS
        (Cost $22,856,636)                             17,742,646
-----------------------------------------------------------------
41.36    PREFERRED STOCKS
1.53     ARGENTINA
       Nortel Inversora SA
        ADR Representing
        1/20th of a Pfd B
        Shr                TL        20,000               527,500
39.83    BRAZIL
       Banco Itau SA
        Non-Voting Pfd     BK     2,000,000             1,329,321
       Centrais Eletricas de
        Santa Catarina SA
        Series B Pfd       EU     1,300,000             1,106,621
       Cia Brasileira de
        Distribuicao Grupo
        Pao de Acucar
        Sponsored ADR
        Representing 1,000
        Regulation S Pfd
        Shrs(f)            RT        40,067              906,516
       Cia de Tecidos Norte de
        Minas Coteminas
        Pfd                TA     5,800,000              887,704
       Cia Energetica de Brasilia
        Series A Pfd       EU     2,080,000               73,328
        Series B Pfd(a)    EU     1,152,561               39,641
       Cia Energetica de Minas
        Gerais Pfd         EU    31,711,876            1,104,326
       Cia Energetica do
        Ceara-Coelce Series
        A Pfd              EU   150,000,000              515,907
       Eletropaulo
        Metropolitana SA
        Pfd                EU    12,240,000              884,058
----------------------------------------------------------------

                                  Shares or
                     Industry     Principal
%      Description       Code        Amount                Value
----------------------------------------------------------------
       Empresa Bandeirante de
        Energia SA Pfd(a)  EU    12,240,000     $        215,752
       Lojas Renner SA Pfd RT    10,000,000              300,946
       Petroleo Brasileiro SA
        Pfd                OG     9,000,000            1,981,083
       Telecomunicacoes
        Brasileiras SA
        Sponsored ADR
        Representing 1000
        Pfd Shrs           TN        22,000            2,663,375
       Telecomunicacoes de
        Sao Paulo SA Pfd   TN     5,025,000            1,265,972
       Telesp Celular SA
        Series B Pfd(a)    TC     4,800,000              507,653
----------------------------------------------------------------
                                                      13,782,203
----------------------------------------------------------------
       TOTAL PREFERRED STOCKS
        (Cost $17,696,365)                            14,309,703
----------------------------------------------------------------
5.76   OTHER SECURITIES
5.76   MEXICO
       Controladora  Comercial
        Mexicana SA de CV
        GDR  Representing
        20 Linked BC Units
        (Each unit  consists  of
        3 Series B shrs and
        one Series C shr)  RT        45,000              753,750
        Fomento  Economico
        Mexicano SA de CV
        Sponsored ADR
        Representing 10 Units
        (Each  unit  consists
        of 10 Series B shrs,
        20  Series  D-B shrs
        and 20 Series D-L shrs)
        (Cost $1,679,511)  BV        40,000            1,240,000
----------------------------------------------------------------
                                                       1,993,750
----------------------------------------------------------------
1.60   SHORT-TERM INVESTMENTS --
         REPURCHASE AGREEMENTS
1.60     UNITED STATES

       Repurchase  Agreement
        with State Street dated
        7/31/1998 due 8/3/1998 at
        5.580%, repurchased at
        $553,257 (Collateralized
        by US Treasury Bonds due
        8/15/2021 at 8.125% value
        $570,703)
        (Cost $553,000)    RA    $ 553,000               553,000

                                  Shares or
                     Industry     Principal
%      Description       Code        Amount                Value
----------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $42,785,512)(d)                  $       34,599,099
================================================================

Realty Fund
98.20  COMMON STOCKS
0.58   FINANCIAL
       AMRESCO Inc(a)                4,500          $    128,531
0.22   LEISURE TIME
       American Skiing(a)            5,000                49,375
2.25   LODGING N HOTELS
       CapStar Hotel(a)             20,000               501,250
93.07  REAL ESTATE INVESTMENT TRUST
       American General Hospitality 54,300             1,035,094
       Archstone Communities Trust  20,000               420,000
       Arden Realty                 65,600             1,549,800
       Avalon Bay Communities       19,723               707,563
       Brandywine Realty Trust SBI  15,000               299,062
       Cabot Industrial Trust        5,000                94,687
       CarrAmerica Realty           40,000             1,077,500
       Catellus Development(a)      20,000               326,250
       Cornerstone Properties       15,000               240,000
       Corporate Office Properties
        Trust               SBI     20,000               158,750
       Crescent Operating(a)        30,000               360,000
       Equity Office Properties
        Trust SBI                   27,504               684,162
       Equity Residential Properties
        Trust SBI                    5,000               210,000
       Essex Property Trust         14,400               439,200
       Federal Realty Investment Trust
        SBI                         25,000               584,375
       First Industrial Realty
        Trust                       30,100               831,512
       Highwoods Properties         34,800             1,076,625
       Liberty Property Trust SBI   20,000               501,250
       Mack-Cali Realty             39,600             1,230,075
       Meridian Industrial Trust    15,000               300,000
       Pacific Gulf Properties      10,000               208,125
       Patriot American Hospitality 80,949             1,538,031
       Philips International Realty 21,200               344,500
       Prentiss Properties Trust    32,700               778,669
       Public Storage               13,500               357,750
       Rouse Co                      6,300               183,881
       SL Green Realty              45,000               990,000
       Simon DeBartolo Group        10,000               311,250
       Spieker Properties           15,000               539,063
       Starwood Hotels & Resorts
        SBI                         42,400             1,741,050
----------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                 Value
----------------------------------------------------------------
       Sun Hung Kai Properties Ltd
        Sponsored ADR
        Representing Ord Shrs       15,100       $        55,936

       Sunstone Hotel Investors     34,800               387,150

       Vornado Realty Trust SBI     23,900               863,388

       Weeks Corp                   10,000               288,750
----------------------------------------------------------------
                                                      20,713,448
----------------------------------------------------------------
2.08   REAL ESTATE RELATED
       Hankyu Realty Ltd            26,000               111,650
       Reckson Service Industries(a) 4,800                10,200

       Security Capital US Realty(a)28,500               342,000
----------------------------------------------------------------
                                                         463,850
----------------------------------------------------------------
       TOTAL COMMON STOCKS
        (Cost $25,924,022)                            21,856,454
----------------------------------------------------------------
1.80   SHORT-TERM INVESTMENTS --
         REPURCHASE AGREEMENTS
       Repurchase  Agreement
        with State Street dated
        7/31/1998 due 8/3/1998 at
        5.580%, repurchased at
        $400,186 (Collateralized
        by US Treasury Bonds due
        8/15/2021 at 8.125%, value
        $411,566)
        (Cost $400,000)          $ 400,000               400,000
----------------------------------------------------------------
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost 26,324,022)
       (Cost for Income Tax Purposes
       $26,628,338)                                 $ 22,256,454
================================================================

S&P 500 Index Fund

88.99  COMMON STOCKS

1.09   AEROSPACE & DEFENSE

       Boeing Co                     2,156         $     83,680
       General Dynamics                 34                1,617
       Lockheed Martin                 428               42,666
       Northrop Grumman                 18                1,459
       Raytheon Co Class B             447               24,725
       TRW Inc                          17                  921
       United Technologies             453               43,403
---------------------------------------------------------------
                                                        198,471
---------------------------------------------------------------
0.14   AIR FREIGHT
       FDX Corp(a)                     416               25,246
---------------------------------------------------------------
0.15   AIRLINES
       AMR Corp(a)                     120                8,573
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Delta Air Lines                  49         $      6,002
       Southwest Airlines              331               10,902
       US Airways Group(a)              13                  975
---------------------------------------------------------------
                                                         26,452
---------------------------------------------------------------
0.10   ALUMINUM
       Aluminum Co of America          113                7,832
       Reynolds Metals                 200               10,500
---------------------------------------------------------------
                                                         18,332
---------------------------------------------------------------
0.17   AUTO PARTS
       Cooper Tire & Rubber             11                  208
       Cummins Engine                  100                5,569
       Dana Corp                       108                5,370
       Genuine Parts                   325               11,273
       Goodyear Tire & Rubber          103                6,277
       ITT Industries                   17                  593
       Johnson Controls                 12                  628
       Pep Boys-Manny Moe & Jack       100                1,725
---------------------------------------------------------------
                                                         31,643
---------------------------------------------------------------
1.72   AUTOMOBILES
       Chrysler Corp                 1,235               73,097
       Ford Motor                    2,388              135,967
       General Motors                1,264               91,403
       Navistar International(a)       100                2,669
       PACCAR Inc                      200                8,950
---------------------------------------------------------------
                                                        312,086
---------------------------------------------------------------
7.41   BANKS
       BB&T Corp                        90                6,322
       Banc One                      1,424               73,603
       Bank of New York                547               35,008
       BankAmerica Corp              1,355              121,611
       BankBoston Corp                 590               28,541
       Bankers Trust New York           64                7,172
       Chase Manhattan               1,854              140,209
       Citicorp                        700              119,000
       Comerica Inc                    103                6,940
       Fifth Third Bancorp             333               20,729
       First Chicago NBD               491               41,152
       First Union                   2,022              121,825
       Fleet Financial Group           479               41,164
       Huntington Bancshares           360               10,881
       KeyCorp                         988               33,592
       Mellon Bank                     467               31,464
       Mercantile Bancorp              200               10,875
       National City                   440               29,425
       NationsBank Corp              1,917              152,881
       Norwest Corp                  1,496               53,763
       PNC Bank                        500               26,969
       Providian Financial              13                1,021
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Republic New York                30         $      1,779
       State Street                    106                7,347
       Summit Bancorp                  400               17,900
       SunTrust Banks                  438               31,974
       Synovus Financial               486               10,753
       US Bancorp                    1,483               68,218
       Wachovia Corp                   434               37,161
       Wells Fargo                     157               55,872
---------------------------------------------------------------
                                                      1,345,151
---------------------------------------------------------------
3.31   BEVERAGES
       Anheuser-Busch Cos            1,122               57,993
       Brown-Forman Corp Class B       200               12,125
       Coca-Cola Co                  4,924              397,305
       PepsiCo Inc                   2,996              116,282
       Seagram Co Ltd                  450               16,538
---------------------------------------------------------------
                                                        600,243
---------------------------------------------------------------
0.14   BIOTECHNOLOGY
       Amgen Inc(a)                    337               24,748
---------------------------------------------------------------
0.47   BROADCASTING
       CBS Corp                      1,462               49,617
       Clear Channel Communications
         (a)                           528               29,667
       King World Productions          200                5,600
---------------------------------------------------------------
                                                         84,884
---------------------------------------------------------------
0.47   BUILDING MATERIALS
       Armstrong World Industries      100                6,162
       Centex Corp                     100                4,100
       Crane Co                        100                4,950
       LoweOs Cos                      830               31,955
       Masco Corp                      816               23,307
       Owens-Corning                   100                4,125
       Sherwin-Williams Co             324               10,328
---------------------------------------------------------------
                                                         84,927
---------------------------------------------------------------
0.71   CABLE
       Comcast Corp Class A            849               38,550
       MediaOne Group(a)               985               47,588
       Tele-Communications Inc TCI
        Group Series A(a)            1,033               43,128
---------------------------------------------------------------
                                                        129,266
---------------------------------------------------------------
1.30   CHEMICALS
       Air Products & Chemicals        544               19,040
       Dow Chemical                    449               40,747
       du Pont (E I) de Nemours      2,243              139,066
       Eastman Chemical                 11                  624
       Engelhard Corp                   20                  417
       Goodrich (B F) Co                10                  406
       Grace (W R) & Co(a)              20                  334
       Great Lakes Chemical            100                3,944
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
 %     Description       Code       Amount                Value
---------------------------------------------------------------
       Morton International             19         $        460
       PPG Industries                  117                7,415
       Praxair Inc                     422               20,784
       Rohm & Haas                      16                1,558
       Sigma-Aldrich Corp               14                  404
       Union Carbide                    17                  816
---------------------------------------------------------------
                                                        236,015
---------------------------------------------------------------
2.10   COMMUNICATIONS -- EQUIPMENT
       & MANUFACTURING
       Advanced Micro Devices(a)        20                  345
       Andrew Corp(a)                   13                  229
       DSC Communications(a)            16                  485
       Harris Corp                      11                  436
       Lucent Technologies           2,642              244,220
       Motorola Inc                  1,192               62,282
       Northern Telecom Ltd          1,074               63,098
       Scientific-Atlanta Inc           11                  265
       Tellabs Inc(a)                  119                8,958
---------------------------------------------------------------
                                                        380,318
---------------------------------------------------------------
8.91   COMPUTER RELATED
       Adobe Systems                    10                  323
       Apple Computer(a)                18                  623
       Ascend Communications(a)        300               13,341
       Bay Networks(a)                 330               11,364
       Cabletron Systems(a)            422                4,879
       Cisco Systems(a)              2,061              197,341
       Compaq Computer               3,285              107,994
       Computer Associates
        International                1,076               35,710
       Dell Computer(a)              1,128              122,494
       EMC Corp(a)                   1,026               50,274
       Gateway 2000(a)                 200               10,800
       Hewlett-Packard Co            2,083              115,606
       International Business
        Machines                     2,038              270,035
       Microsoft Corp(a)             4,885              537,961
       Novell Inc(a)                   849                9,657
       Oracle Corp(a)                2,044               54,166
       Parametric Technology(a)        336                4,578
       Seagate Technology(a)           334                7,599
       Silicon Graphics(a)             326                3,627
       Sun Microsystems(a)             852               40,257
       3Com Corp(a)                    448               11,088
       Unisys Corp(a)                  325                8,958
---------------------------------------------------------------
                                                      1,618,675
---------------------------------------------------------------
0.09   CONGLOMERATES
       National Service Industries     100                5,194
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Tenneco Inc                     324         $     11,745
---------------------------------------------------------------
                                                         16,939
---------------------------------------------------------------
0.86   CONSUMER FINANCE
       American Express                805               88,852
       Countrywide Credit Industries    15                  724
       Household International       1,053               52,383
       SLM Holding                     300               13,875
---------------------------------------------------------------
                                                        155,834
---------------------------------------------------------------
0.32   CONTAINERS
       Ball Corp                       100                4,331
       Bemis Co                        100                3,862
       Crown Cork & Seal                18                  740
       International Paper             498               22,223
       Owens-Illinois Inc(a)           420               18,533
       Sealed Air(a)                    19                  760
       Stone Container(a)               14                  183
       Temple-Inland Inc               100                5,206
       Tupperware Corp                 100                2,525
---------------------------------------------------------------
                                                         58,363
---------------------------------------------------------------
0.03   DISTRIBUTION
       Supervalu Inc                   100                4,956
---------------------------------------------------------------
1.81   ELECTRIC UTILITIES
       Ameren Corp                      14                  529
       American Electric Power         125                5,383
       Baltimore Gas & Electric        421               12,735
       Carolina Power & Light          421               17,129
       Central & South West            330                8,394
       CINergy Corp                    422               13,319
       Consolidated Edison             554               23,441
       DTE Energy                       20                  802
       Dominion Resources              326               13,284
       Duke Energy                     636               36,331
       Edison International            553               15,346
       Entergy Corp                    334                9,143
       FPL Group                       119                7,237
       FirstEnergy Corp                332                9,151
       GPU Inc                          17                  608
       Houston Industries              340                9,499
       Niagara Mohawk Power(a)         520                7,898
       Northern States Power           300                7,894
       PECO Energy                     331                9,909
       PG&E Corp                       561               17,075
       PP&L Resources                  423                9,808
       PacifiCorp                      441                9,454
       Public Service Enterprise Group 332               10,852
       Southern Co                   1,396               35,598
       Texas Utilities                 662               26,521
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Unicom Corp                     330         $     11,406
---------------------------------------------------------------
                                                        328,746
---------------------------------------------------------------
3.65   ELECTRICAL EQUIPMENT
       AMP Inc                         544               15,980
       Emerson Electric                991               58,903
       General Electric              6,449              575,976
       Grainger (W W) Inc               26                1,147
       Honeywell Inc                    84                7,040
       Thomas & Betts                  100                4,100
---------------------------------------------------------------
                                                        663,146
---------------------------------------------------------------
0.07   ELECTRONICS
       General Signal                  100                3,987
       Perkin-Elmer Corp               100                5,863
       Tektronix Inc                   100                2,738
---------------------------------------------------------------
                                                         12,588
---------------------------------------------------------------
2.03   ELECTRONICS -- SEMICONDUCTOR
       Applied Materials(a)            851               28,508
       Intel Corp                    3,374              284,892
       KLA-Tencor Corp(a)               12                  359
       LSI Logic(a)                     20                  414
       Micron Technology(a)            330               11,014
       National Semiconductor(a)       423                5,208
       Rockwell International          137                5,574
       Texas Instruments               556               32,978
---------------------------------------------------------------
                                                        368,947
---------------------------------------------------------------
0.02   ENGINEERING & CONSTRUCTION
       Fluor Corp                       12                  505
       McDermott International         100                2,594
---------------------------------------------------------------
                                                          3,099
---------------------------------------------------------------
1.57   ENTERTAINMENT
       Disney (Walt) Co              4,329              149,080
       Time Warner                   1,168              105,193
       Viacom Inc Class B(a)           449               30,757
---------------------------------------------------------------
                                                        285,030
---------------------------------------------------------------
1.85   FINANCIAL
       Associates First Capital
        Class A                        816               63,393
       Capital One Financial           100               11,606
       Fannie Mae                    2,097              130,014
       Franklin Resources              300               13,069
       Freddie Mac                   1,356               64,071
       MBIA Inc                         12                  809
       MBNA Corp                     1,029               34,472
       MGIC Investment                  75                4,022
       Northern Trust                  200               14,725
---------------------------------------------------------------
                                                        336,181
---------------------------------------------------------------

                    Shares or
                     Industry    Principal
 %     Description       Code       Amount                Value
---------------------------------------------------------------
2.02   FOODS
       Archer-Daniels-Midland Co       978      $        16,748
       Bestfoods Inc                   488               27,145
       Campbell Soup                 1,000               54,000
       ConAgra Inc                     766               19,820
       General Mills                   104                6,442
       Heinz (H J) Co                  641               35,335
       Hershey Foods                    94                5,934
       Kellogg Co                      570               18,881
       Pioneer Hi-Bred International   354               11,195
       Quaker Oats                      19                1,005
       Ralston-Purina Group            710               22,853
       Sara Lee                      1,015               50,877
       Sysco Corp                      524               12,445
       Unilever NV New York
        Registered Shrs              1,120               77,840
       Wrigley Jr                       76                6,816
---------------------------------------------------------------
                                                        367,336
---------------------------------------------------------------
0.13   FOOTWEAR

       NIKE Inc Class B                491               21,850
       Reebok International(a)         100                2,144
       Venator Group(a)                 19                  273
---------------------------------------------------------------
                                                         24,267
---------------------------------------------------------------
0.04   GAMING
       Mirage Resorts(a)               325                6,988
---------------------------------------------------------------
0.24   GOLD & PRECIOUS METALS MINING
       Barrick Gold                    852               13,952
       Battle Mountain Gold            332                1,556
       Freeport McMoRan Copper &
        Gold Class B                   327                4,844
       Hercules Inc                     13                  451
       Homestake Mining                420                4,331
       Nalco Chemical                  200                6,863
       Newmont Mining                  422                7,965
       Placer Dome                     333                3,455
---------------------------------------------------------------
                                                         43,417
---------------------------------------------------------------
0.02   HARDWARE & TOOLS
       Snap-On Inc                     100                3,550
       Stanley Works                    12                  524
---------------------------------------------------------------
                                                          4,074
---------------------------------------------------------------
10.01  HEALTH CARE DRUGS - PHARMACEUTICALS
       Abbott Laboratories           3,104              129,010
       Allergan Inc                    100                5,225
       ALZA Corp                        12                  466
       American Home Products        2,754              141,831
       Bristol-Myers Squibb          2,153              245,307
       Cardinal Health                  72                6,916
       Johnson & Johnson             2,683              207,262
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Lilly (Eli) & Co              2,228         $    149,833
       Merck & Co                    2,387              294,347
       Monsanto Co                   1,189               67,327
       Pfizer Inc                    2,549              280,390
       Pharmacia & Upjohn            1,033               48,938
       Schering-Plough Corp          1,281              123,937
       Warner-Lambert Co             1,537              116,140
---------------------------------------------------------------
                                                      1,816,929
---------------------------------------------------------------
1.48   HEALTH CARE RELATED
       Bard (C R) Inc                  100                4,050
       Bausch & Lomb                   100                5,112
       Baxter International            484               28,919
       Becton Dickinson                317               26,192
       Biomet Inc                       16                  500
       Boston Scientific(a)            128                9,808
       Columbia/HCA Healthcare       1,290               36,765
       Guidant Corp                     97                7,208
       HBO & Co                        656               19,332
       HEALTHSOUTH Corp(a)             555               13,944
       Humana Inc(a)                   423               11,500
       Mallinckrodt Inc                 10                  277
       Manor Care                      100                3,731
       Medtronic Inc                 1,008               62,433
       St Jude Medical(a)               13                  397
       Shared Medical Systems          100                6,788
       Tenet Healthcare(a)             500               14,969
       United Healthcare               124                7,006
       US Surgical                     200                9,213
---------------------------------------------------------------
                                                        268,144
---------------------------------------------------------------
0.15   HOUSEHOLD FURNITURE & APPLIANCES
       Maytag Corp                      13                  572
       Rubbermaid Inc                  421               14,025
       Whirlpool Corp                  200               12,100
---------------------------------------------------------------
                                                         26,697
---------------------------------------------------------------
1.59   HOUSEHOLD PRODUCTS
       Black & Decker                   13                  739
       Clorox Co                        68                6,970
       Colgate-Palmolive Co            494               45,664
       Newell Co                       422               21,733
       Procter & Gamble              2,682              212,884
---------------------------------------------------------------
                                                        287,990
---------------------------------------------------------------
3.52   INSURANCE
       Aetna Inc                        98                6,793
       Allstate Corp                 1,864               79,103
       American General                460               31,424
       American International Group  1,261              190,175
       Aon Corp                        110                7,480
       Chubb Corp                      112                8,218
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       CIGNA Corp                      447         $     29,530
       Cincinnati Financial            445               15,909
       Conseco Inc                     741               31,139
       General Re                       51               12,087
       Hartford Financial Services
        Group                          556               28,947
       Jefferson-Pilot Corp             15                  846
       Lincoln National                 67                6,415
       Loews Corp                       76                6,128
       Progressive Corp                 19                2,349
       SAFECO Corp                      20                  901
       St Paul Cos                     532               19,252
       SunAmerica Inc                  128                7,864
       Torchmark Corp                   20                  876
       Transamerica Corp                17                2,008
       Travelers Group               2,253              150,951
       UNUM Corp                        19                1,001
---------------------------------------------------------------
                                                        639,396
---------------------------------------------------------------
0.19   INSURANCE BROKERS
       Marsh & McLennan                568               34,684
---------------------------------------------------------------
1.27   INVESTMENT BANK/BROKER FIRM
       Bear Stearns                    200               11,250
       Lehman Brothers Holdings        100                7,200
       Merrill Lynch                   519               50,603
       Morgan (J P) & Co               317               39,942
       Morgan Stanley Dean Witter
        & Co                         1,189              103,517
       Schwab (Charles) Corp           474               17,775
---------------------------------------------------------------
                                                        230,287
---------------------------------------------------------------
0.04   IRON & STEEL
       Allegheny Teledyne              324                6,480
       Armco Inc(a)                     15                   83
       Bethlehem Steel(a)               16                  173
       Nucor Corp                       12                  522
       USX-US Steel Group               12                  323
       Worthington Industries           14                  202
---------------------------------------------------------------
                                                          7,783
---------------------------------------------------------------
0.00   LEISURE TIME
       Brunswick Corp                   14                  272
---------------------------------------------------------------
0.13   LODGING -- HOTELS
       Harrah's Entertainment(a)        14                  296
       Hilton Hotels                   335                8,438
       Marriott International Class A  468               15,210
---------------------------------------------------------------
                                                         23,944
---------------------------------------------------------------
0.61   MACHINERY
       Aeroquip-Vickers Inc            100                5,006
       Case Corp                        20                  679
       Caterpillar Inc                 644               31,234
       Cooper Industries                17                  891
       Deere & Co                      566               22,746
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Dover Corp                      546         $     15,868
       Harnischfeger Industries        100                2,487
       Ingersoll-Rand Co               423               18,691
       NACCO Industries Class A        100               11,531
       Timken Co                       100                2,356
---------------------------------------------------------------
                                                        111,489
---------------------------------------------------------------
1.28   MANUFACTURING
       AlliedSignal Inc              1,279               55,636
       Corning Inc                     552               16,939
       Eaton Corp                       11                  718
       FMC Corp(a)                     100                6,400
       Illinois Tool Works             564               31,619
       Minnesota Mining &
        Manufacturing                  568               42,529
       Pall Corp                        18                  405
       Parker-Hannifin Corp             16                  549
       Raychem Corp                     12                  374
       Textron Inc                     108                7,979
       Thermo Electron(a)              421                9,683
       Tyco International Ltd          974               60,327
---------------------------------------------------------------
                                                        233,158
---------------------------------------------------------------
0.10   METALS MINING
       Alcan Aluminium Ltd             332                8,466
       Cyprus Amax Minerals             13                  162
       Inco Ltd                        423                4,627
       Phelps Dodge                    100                5,556
---------------------------------------------------------------
                                                         18,811
---------------------------------------------------------------
0.25   NATURAL GAS
       Coastal Corp                    530               17,357
       Columbia Energy Group           150                7,978
       Consolidated Natural Gas         13                  672
       Eastern Enterprises             100                3,994
       NICOR Inc                       100                3,850
       Sempra Energy(a)                418               10,530
---------------------------------------------------------------
                                                         44,381
---------------------------------------------------------------
0.14   OFFICE EQUIPMENT & SUPPLIES
       Avery Dennison                   14                  806
       Ikon Office Solutions            19                  204
       Moore Corp Ltd                   12                  129
       Pitney-Bowes Inc                490               24,745
---------------------------------------------------------------
                                                         25,884
---------------------------------------------------------------
6.57   OIL & GAS RELATED

       Amerada Hess                     13                  659
       Amoco Corp                    1,740               72,645
       Anadarko Petroleum              200                6,862
       Apache Corp                      13                  344
       Ashland Inc                     200               10,375
       Atlantic Richfield              511               34,620
       Baker Hughes                    324                7,918
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
 %     Description       Code       Amount                Value
---------------------------------------------------------------
       Burlington Resources            325      $        11,781
       Chevron Corp                  1,131               93,449
       Dresser Industries              324               11,441
       Enron Corp                      509               26,945
       Exxon Corp                    4,819              337,932
       Halliburton Co                  472               17,139
       Kerr-McGee Corp                 100                5,131
       Mobil Corp                    1,315               91,721
       Occidental Petroleum            847               18,846
       Oryx Energy(a)                   15                  277
       Pennzoil Co                     100                4,500
       Phillips Petroleum              473               20,901
       Rowan Cos(a)                     12                  170
       Royal Dutch Petroleum New York
        Registry 1.25 Gldr Shrs      4,208              214,608
       Schlumberger Ltd                925               56,020
       Sonat Inc                        12                  351
       Sun Co                          200                7,488
       Texaco Inc                    1,077               65,495
       USX-Marathon Group              489               16,687
       Union Pacific Resources Group   335                4,690
       Unocal Corp                     562               18,406
       Western Atlas(a)                100                6,544
       Williams Cos                    910               29,177
---------------------------------------------------------------
                                                      1,193,122
---------------------------------------------------------------
0.52   PAPER & FOREST PRODUCTS

       Boise Cascade                   100                2,800
       Champion International           13                  552
       Fort James                      537               18,124
       Georgia-Pacific Corp             13                  668
       Kimberly-Clark Corp           1,276               57,340
       Louisiana-Pacific Corp           15                  299
       Mead Corp                        15                  451
       Union Camp                      200                8,488
       Westvaco Corp                    14                  351
       Weyerhaeuser Co                 131                5,502
       Willamette Industries            16                  453
---------------------------------------------------------------
                                                         95,028
---------------------------------------------------------------
0.70   PERSONAL CARE
       Alberto-Culver Class B          100                2,544
       Avon Products                    87                7,525
       Gillette Co                   2,236              117,110
       International Flavors &
        Fragrances                      15                  630
---------------------------------------------------------------
                                                        127,809
---------------------------------------------------------------
0.02   PHOTOGRAPHY & IMAGING
       Polaroid Corp                   100                3,300
---------------------------------------------------------------
0.48   POLLUTION CONTROL
       Browning-Ferris Industries      328               11,541
       Laidlaw Inc                     746                7,134
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Waste Management(a)           1,254         $     69,121
---------------------------------------------------------------
                                                         87,796
---------------------------------------------------------------
0.43   PUBLISHING
       American Greetings Class A       10                  462
       Donnelley (R R) & Sons           20                  850
       Dow Jones                        13                  706
       Gannett Co                      486               31,074
       Harcourt General                 10                  564
       Knight-Ridder Inc                12                  633
       McGraw-Hill Cos                  14                1,147
       Meredith Corp                   100                4,181
       New York Times Class A          526               16,175
       Times Mirror Series A            13                  781
       Tribune Co                      317               21,318
---------------------------------------------------------------
                                                         77,891
---------------------------------------------------------------
0.45   RAILROADS
       Burlington Northern Santa Fe    103               10,603
       CSX Corp                        543               21,958
       Norfolk Southern                853               25,483
       Union Pacific                   562               23,604
---------------------------------------------------------------
                                                         81,648
---------------------------------------------------------------
0.58   RESTAURANTS
       Darden Restaurants               21                  364
       McDonald's Corp               1,352               90,331
       Tricon Global Restaurants(a)    421               14,893
       Wendy's International            18                  402
---------------------------------------------------------------
                                                        105,990
---------------------------------------------------------------
5.11   RETAIL
       Albertson's Inc                 561               26,963
       American Stores                 338                7,837
       AutoZone Inc(a)                 421               14,419
       CVS Corp                        826               33,866
       Circuit City Stores-CarMax Group 14                  724
       Consolidated Stores(a)           29                  975
       Costco Cos(a)                   540               30,645
       Dayton Hudson                   886               42,362
       Dillard's Inc Class A            15                  516
       Dollar General                  300               12,300
       Federated Department Stores(a)  538               28,480
       Gap Inc                         564               33,629
       Giant Food Class A              100                4,325
       Home Depot                    3,060              128,137
       K mart Corp(a)                  768               12,528
       Kroger Co(a)                    567               26,826
       Limited Inc                     479               12,843
       May Department Stores           552               35,432
       Mercantile Stores               100                7,931
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
 %     Description       Code       Amount                Value
---------------------------------------------------------------
       Meyer (Fred) Inc(a)             300         $     13,219
       Nordstrom Inc                   400               12,488
       Penney (J C) Co                 464               27,231
       Rite Aid                        334               13,193
       Sears Roebuck                   557               28,268
       TJX Cos                         846               19,881
       Tandy Corp                       14                  795
       Toys "R" Us(a)                  340                7,735
       Walgreen Co                   1,023               44,181
       Wal-Mart Stores               4,480              282,800
       Winn-Dixie Stores               421               17,419
---------------------------------------------------------------
                                                        927,948
---------------------------------------------------------------
0.21   SAVINGS & LOAN
       Ahmanson (H F) & Co              13                  859
       Golden West Financial            15                1,386
       Washington Mutual               904               36,104
---------------------------------------------------------------
                                                         38,349
---------------------------------------------------------------
1.60   SERVICES
       Automatic Data Processing       492               33,302
       Block (H & R) Inc                15                  637
       Cendant Corp(a)               1,719               29,760
       Ceridian Corp(a)                11                   629
       Computer Sciences(a)            102                6,528
       Dun & Bradstreet(a)             324                8,890
       Eastman Kodak                   513               43,156
       Ecolab Inc                      300                9,412
       Equifax Inc                     421               17,208
       First Data                      960               27,780
       IMS Health                      106                6,658
       Interpublic Group                18                1,084
       Omnicom Group                   443               23,258
       R H Donnelley                   324                  891
       Ryder System                    200                5,800
       Service Corp International      565               21,399
       Xerox Corp                      514               54,259
---------------------------------------------------------------
                                                        290,651
---------------------------------------------------------------
0.00   SPECIALTY PRINTING
       Deluxe Corp                      11                  375
---------------------------------------------------------------
0.35   TELECOMMUNICATIONS -- CELLULAR
       & WIRELESS
       AirTouch Communications(a)      931               54,754
       NEXTEL Communications Class
        A(a)                           300                8,034
---------------------------------------------------------------
                                                         62,788
---------------------------------------------------------------
2.65   TELECOMMUNICATIONS -- LONG DISTANCE
       AT&T Corp                     3,267              198,062
       General Instrument(a)           421               11,420
       MCI Communications            1,457               94,341
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
       Sprint Corp                     982         $     68,740
       WorldCom Inc(a)               2,065              109,187
---------------------------------------------------------------
                                                        481,750
---------------------------------------------------------------
4.17   TELEPHONE
       ALLTEL Corp                     670               28,098
       Ameritech Corp                2,219              109,147
       Bell Atlantic                 3,320              150,645
       BellSouth Corp                2,151              146,940
       Frontier Corp                   423               14,197
       GTE Corp                      1,929              104,889
       SBC Communications            3,604              147,314
       US WEST                       1,043               55,670
---------------------------------------------------------------
                                                        756,900
---------------------------------------------------------------
0.05   TEXTILE -- APPAREL MANUFACTURING
       Fruit of the Loom Class A(a)     10                  312
       Liz Claiborne                   200                7,725
       VF Corp                          17                  800
---------------------------------------------------------------
                                                          8,837
---------------------------------------------------------------
0.02   TEXTILE -- HOME FURNISHINGS
       Springs Industries Class A      100                3,831
---------------------------------------------------------------
1.27   TOBACCO
       Fortune Brands                  324               11,968
       Philip Morris                 4,792              209,950
       UST Inc                         326                8,802
---------------------------------------------------------------
                                                        230,720
---------------------------------------------------------------
0.11   TOYS
       Hasbro Inc                       18                  651
       Mattel Inc                      491               18,873
---------------------------------------------------------------
                                                         19,524
---------------------------------------------------------------
       TOTAL COMMON STOCKS
        (Cost $15,434,875)                           16,160,474
---------------------------------------------------------------
11.01  SHORT-TERM INVESTMENTS
0.55   US GOVERNMENT OBLIGATIONS
       US Treasury Bills
        10/15/1998(c)
        (Cost $98,923)          $  100,000               98,923
---------------------------------------------------------------

                                 Shares or
                     Industry    Principal
%      Description       Code       Amount                Value
---------------------------------------------------------------
10.46  REPURCHASE AGREEMENTS

       Repurchase  Agreement
        with State Street dated
        7/31/1998 due 8/3/1998 at
        5.580%,  repurchased
        at $1,900,884  (Collateralized
        by US Treasury Bonds
        due 8/15/2019 at 8.125% value
        $1,946,839)
        (Cost $1,900,000)      $ 1,900,000          $ 1,900,000
---------------------------------------------------------------
       TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,998,923)                             1,998,923
---------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE

       (Cost $17,433,798)
       (Cost for Income Tax Purposes
       $17,434,033)                                $ 18,159,397
===============================================================

Worldwide Capital Goods Fund
94.99  COMMON STOCKS
5.81   ITALY
       ENI SpA Sponsored
        ADR Representing
        10 Ord Shrs          OG         6,200  $       400,675
       Telecom Italia SpA    TN        46,000          397,173
--------------------------------------------------------------
                                                       797,848
--------------------------------------------------------------
1.09   MEXICO
       Cemex SA de CV
        Participation
         Certificates        BD        30,000          111,136
       Series A Shrs         BD        10,000           38,334
--------------------------------------------------------------
                                                       149,470
--------------------------------------------------------------
2.38   SPAIN
       Endesa SA Sponsored
        ADR Representing
        Shrs                EU         15,000          327,188
--------------------------------------------------------------
3.73   SWEDEN
       Volvo AB Sponsored
        ADR Representing
        Class B Shrs        AM         16,700          512,481
--------------------------------------------------------------
2.44   UNITED KINGDOM
       Denison International PLC
        ADR Representing
        Ord Shrs(a)         MY         18,400          335,800
--------------------------------------------------------------
79.54  UNITED STATES
       Alliant
        Techsystems(a)      AE          6,300          409,894
       Boeing Co            AE          3,400          131,962
       CNF Transportation   TK          9,800          423,850
--------------------------------------------------------------

                                    Shares or
                      Industry      Principal
 %     Description        Code         Amount            Value
--------------------------------------------------------------
       Camco International  OG         10,500   $      745,500
       Dana Corp            AP          9,400          467,650
       Dril-Quip Inc(a)     OG         31,900          490,462
       du Pont (E I) de
        Nemours             CH          6,700          415,400
       Dynamex Inc(a)       AF         24,500          281,750
       Federal-Mogul Corp   AP          5,900          354,738
       General Electric     EE          6,500          580,531
       Gleason Corp         MY          9,500          237,500
       Global Industries
        Ltd(a)              OG         41,000          509,938
       Hawk Corp(a)         AE         22,000          376,750
       Howmet International AE         26,000          329,875
       IRI International(a) OG          8,900           76,206
       Ingersoll-Rand Co    MY         10,400          459,550
       Lockheed Martin      AE          4,900          488,469
       Lufkin Industries    OG          6,000          177,375
       Martin Marietta
        Materials           BD          7,800          386,100
       Motorola Inc         CM          8,200          428,450
       Northern States
        Power               EU         13,800          363,113
       Owens-Illinois
        Inc(a)              CT         13,800          608,925
       Southdown Inc        BD          6,700          419,169
       Textron Inc          MG          6,000          443,250
       TransTechnology Corp MG         13,800          351,900
       Tyco International
        Ltd                 MG          9,200          569,825
       USX-Marathon Group   OG         11,800          402,675
--------------------------------------------------------------
                                                    10,930,807
--------------------------------------------------------------
   TOTAL COMMON STOCKS
        (Cost $12,531,110)                          13,053,594
--------------------------------------------------------------
5.01   SHORT-TERM INVESTMENTS --
       REPURCHASE AGREEMENTS
5.01   UNITED STATES
       Repurchase  Agreement
        with State Street dated
        7/31/1998 due 8/3/1998 at
        5.580%,  repurchased at
        $688,320  (Collaterized
        by US Treasury Bonds due
        8/15/2019 at 8.125% value
        $703,756)
        (Cost $688,000)     RA     $ 688,000           688,000
--------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $13,219,110)
       (Cost for Income Tax Purposes
       $13,312,226)                               $ 13,741,594
==============================================================

                                  Shares or
                     Industry     Principal
%      Description       Code        Amount              Value
--------------------------------------------------------------
Worldwide Communications Fund
88.84  COMMON STOCKS
0.90   ARGENTINA
       Telecom Argentina
        STET-France
        Telecom SA
        Sponsored ADR
        Representing 5 Class
        B Ord Shrs          TN        40,600   $     1,441,300
       Telefonica de Argentina
        SA Sponsored ADR
        Representing 10
        Class B Ord Shrs    TN        32,000         1,158,000
--------------------------------------------------------------
                                                     2,599,300
--------------------------------------------------------------
0.71   BERMUDA
       Iridium World
        Communications
        Ltd(a)              TC        47,000         2,044,500
--------------------------------------------------------------
5.32   CANADA
       BCE Inc              TN        54,000         2,176,875
       Clearnet Communications
        Non-Voting
        Class A(a)          TC       165,000         1,815,000
       MetroNet
        Communications
        Non-Voting
        Class B(a)          TN       149,400         4,313,925
       Northern Telecom Ltd CM        84,200         4,946,750
       Teleglobe Inc        TL        80,000         2,045,000
--------------------------------------------------------------
                                                    15,297,550
--------------------------------------------------------------
1.93   FINLAND
       Nokia Corp Sponsored
        ADR Representing
        Class A Shrs        CM        63,800         5,558,575
--------------------------------------------------------------
1.36   FRANCE
       Alcatel Alsthom CGE
        Sponsored ADR
        Representing 1/5
        Ord Shrs            CM       100,000         3,918,750
--------------------------------------------------------------
1.33   GERMANY
       Mannesmann AG        MY        36,000         3,835,601
--------------------------------------------------------------
0.70   IRELAND
       Saville Systems PLC
        Sponsored ADR
        Representing Ord
        Shrs(a)             CO        80,200         2,025,050
--------------------------------------------------------------

                                   Shares or
                      Industry     Principal
%      Description        Code        Amount             Value
--------------------------------------------------------------
2.63   ITALY
       Telecom Italia Mobile
        SpA                 TC       562,700    $    3,755,289
       Telecom Italia SpA   TN       442,000         3,816,317
--------------------------------------------------------------
                                                     7,571,606
--------------------------------------------------------------
1.04   LUXEMBOURG
       Millicom International
        Cellular SA(a)      TC        64,000         2,992,000
--------------------------------------------------------------
1.08   NETHERLANDS
       Equant NV New
        York Shrs(a)        CO        74,000         3,108,000
--------------------------------------------------------------
1.00   PORTUGAL
       Portugal Telecom SA
        Sponsored ADR
        Representing Ord
        Shrs                TN        51,600         2,889,600
--------------------------------------------------------------
1.79   SPAIN
       Telefonica SA        TN        29,454         1,437,209
       Telefonica SA
        Sponsored ADR
        Representing 3 Shrs TN        25,563         3,719,417
--------------------------------------------------------------
                                                     5,156,626
--------------------------------------------------------------
1.22   SWEDEN
       Ericsson (L M) Telephone
        Sponsored ADR
        Representing Series
        B Shrs              CM       127,000         3,516,313
--------------------------------------------------------------
1.90   UNITED KINGDOM

       COLT Telecom Group
        PLC Sponsored
        ADR Representing
        4 Ord Shrs(a)       TN        29,000         5,452,000
--------------------------------------------------------------
65.93  UNITED STATES
       AirTouch
        Communications(a)   TC        66,500         3,911,031
       America Online(a)    SV        61,000         7,137,000
       Ameritech Corp       TN        79,400         3,905,487
       Ascend
        Communications(a)   CO        75,000         3,335,157
       Bell Atlantic        TN        77,910         3,535,166
       BellSouth Corp       TN        51,800         3,538,587
       Brightpoint Inc(a)   TC       146,500         2,087,625
       CellStar Corp(a)     TC       140,000         1,960,000
       Century Telephone
        Enterprises         TN        71,350         3,549,662
       CIENA Corp(a)        CM        84,400         6,250,875
--------------------------------------------------------------

                                   Shares or
                      Industry     Principal
 %     Description        Code        Amount             Value
--------------------------------------------------------------
       Cisco Systems(a)     CO        57,850      $  5,539,137
       Comverse
        Technology(a)       CM        59,000         3,012,687
       DSC Communications(a)CM       160,000         4,855,002
       e.spire
        Communications(a)   TN       220,000         4,400,000
       EchoStar
        Communications
        Class A(a)          BR       146,900         3,516,419
       Evolving Systems(a) CO        173,000           929,875
       Exodus
        Communications(a)   CM        67,400         2,249,475
       GST
        Tele-
        communications(a)   TC       273,500         3,726,437
       GTE Corp             TN        48,000         2,610,000
       General Motors
        Class H             AM        78,900         3,363,112
       Global TeleSystems
        Group(a)            TL       135,000         7,222,500
       Hyperion
        Telecommunications
        Class A(a)          TN       151,000         2,038,500
       ICG Communications(a)TL       137,000         4,041,500
       IDT Corp(a)          TL       120,000         2,910,000
       ITC DeltaCom(a)      TL        95,000         4,536,250
       IXC Communications(a)TL        60,700         2,746,675
       Intermedia
        Communications(a)   TN       159,600         5,905,200
       International
        Telecommunication
        Data Systems(a)     SV       115,750         3,407,391
       Level 3
        Communications(a)   TL        45,500         3,753,750
       Loral Space &
        Communications
        Ltd(a)              EL       134,000         3,710,125
       Lucent Technologies  CM        54,000         4,991,625
       MCI Communications   TL        80,000         5,180,000
       MGC
        Communications(a)   TL        150,000        2,250,000
       McLeodUSA Inc
        Class A(a)          TL         52,400        1,958,450
       NTL Inc(a)           CA         67,000        3,634,750
       NEXTEL Communications
        Class A(a)          TC        139,600        3,738,666
       NEXTLINK
        Communications
        Class A(a)          TL         59,100        2,194,087
       P-COM Inc(a)         CM        345,000        2,005,313
--------------------------------------------------------------

                                    Shares or
                      Industry      Principal
%      Description        Code         Amount            Value
--------------------------------------------------------------
       Pacific Gateway
        Exchange(a)         TL         73,000     $  2,920,000
       PairGain
        Technologies(a)     CM        204,300        2,758,050
       Primus
        Telecommunications
        Group(a)            TL        100,000        2,012,500
       QUALCOMM Inc(a)      CM         55,000        3,428,907
       Qwest Communications
        International(a)    TL        100,000        4,037,500
       SBC Communications   TN         90,900        3,715,537
       Sprint Corp          TL         51,900        3,633,000
       STAR
        Tele-
        communications(a)   TL        124,800        2,293,200
       Teligent Inc
        Class A(a)          TC         86,150        2,552,194
       Tellabs Inc(a)       CM         61,000        4,592,157
       Uniphase Corp(a)     EL         70,000        3,500,000
       US WEST              TN         74,300        3,965,763
       Western Wireless
        Class A(a)          TC        100,000        2,081,250
       WinStar
        Communications(a)   TC         78,200        2,580,600
       WorldCom Inc(a)      TL        112,000        5,922,000
--------------------------------------------------------------
                                                   189,630,174
--------------------------------------------------------------
       TOTAL COMMON STOCKS
        (Cost $213,309,785)                        255,595,645
--------------------------------------------------------------
1.09   PREFERRED STOCKS
1.09   BRAZIL

       Telecomunicacoes
        Brasileiras SA
        Sponsored ADR
        Representing 1,000
        Pfd
        (Cost $2,993,954)   TN         25,800        3,123,413
--------------------------------------------------------------
10.07  SHORT-TERM INVESTMENTS --
       REPURCHASE AGREEMENTS
10.07  UNITED STATES
       Repurchase  Agreement
        with State Street dated
        7/31/1998 due 8/3/1998 at
        5.580%, repurchased at
        $28,970,465
        (Collateralized by US
        Treasury Bonds
        due  8/15/2020  at 8.750%
        value  $29,566,363)  (Cost
        $28,957,000)        RA   $ 28,957,000       28,957,000
--------------------------------------------------------------

                                    Shares or
                      Industry      Principal
%      Description        Code         Amount            Value
--------------------------------------------------------------
100.00            TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $245,260,739)
       (Cost for Income Tax Purposes
       $245,429,674                              $ 287,676,058
==============================================================

(a)  Security is non-income producing.

(b) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(c)  Security has been designated as collateral for future  contracts.

(d)  Also represents cost for income tax purposes.

(e)  Security  has no  market  value at July 31,  1998.

(f)  The following are restricted securities at July 31, 1998:

                                              Value as
              Acquisition      Acquisition        % of
Description       Date(s)             Cost  Net Assets
------------------------------------------------------
Asian Growth Fund
BSES Ltd
    Regulation
   S GDR
  Representing
  3 Ord Shrs      2/27/98      $  273,000        1.17%
Mahanagar Tele-
  phone Nigam
  Ltd Regulation
  S Sponsored
  GDR Repre-
  senting 2       12/3/97-
  Ord Shrs        12/19/97        321,450        2.46
State Bank of
  India Regulation
  S GDR
  Representing 2
  Ord Shrs        7/22/97         408,000        1.41
Videsh Sanchar
   Nigam Ltd
   Regulation S
   GDR Repre-
   senting 1/2
   Ord Shr        2/3/98          223,929        1.58
-----------------------------------------------------
                                                 6.62%

                                              Value as
              Acquisition      Acquisition        % of
Description       Date(s)             Cost  Net Assets
------------------------------------------------------
Latin American Growth Fund
Cia Brasileira de
  Distribuicao Grupo
  Pao de Acucar
  Sponsored ADR
  Representing 1,000
  Regulations S   5/28/97-
  Pfd Shrs        7/9/97       $  969,138        2.61%
Consorcio ARA SA
  de CV Regulation
  S Sponsored ADR
  Representing 10 1/7/97-
  Shrs            10/17/97         63,175        0.13
Grupo Accion SA
  de CV Regulation
  S Sponsored ADR
  Representing 10
  Series B Shrs   6/19/97         720,000        0.84
Rossi Residencial SA
   GDR Regulation S
   Representing 5
   Ord Shrs       7/15/97         820,400        0.59
------------------------------------------------------
                                                 4.17%
======================================================
           ----------------------------
Futures Contracts
Open at July 31, 1998:
------------------------------------------------------------
                          Number of          Face     Market
Position                  Contracts        Amount      Value
------------------------------------------------------------
S & P 500 Index Fund
S&P 500 Index
   (Expires September
   1998)             Long        6    $    1,500 $ 1,684,500
           ---------------------------
Summary of Investments by Industry
                                  % of
                    Industry  Investment
Industry                Code  Securities                       Value
--------------------------------------------------------------------
Asian Growth Fund
Agricultural Products     AG       1.71%                 $   208,379
Automobiles               AM       0.69                       83,650
Banks                     BK      13.43                    1,637,296
Broadcasting              BR       1.63                      198,941
Chemicals                 CH       0.42                       51,160
--------------------------------------------------------------------

                                    % of
                    Industry  Investment
Industry                Code  Securities                       Value
--------------------------------------------------------------------
Asian Growth Fund (continued)
Communications -Equipment
  & Manufacturing         CM      0.04%              $          5,234
Conglomerates             CG       6.15                       749,435
Distribution              DB       1.42                       173,471
Electric Utilities        EU       6.46                       787,273
Engineering &
 Construction             EC       2.40                       292,833
Financial                 FN       1.47                       179,550
Foods                     FD       1.25                       152,163
Gaming                    GM       2.05                       249,375
Gold & Precious Metals
  Mining                  GP       3.03                       368,874
Health Care Drugs -
  Pharmaceuticals         HD       1.02                       123,750
Health Care Related       HC       1.53                       186,041
Iron & Steel              IS       0.83                       100,964
Machinery                 MY       1.81                       221,250
Manufacturing             MG       1.74                       212,257
Oil & Gas Related         OG       2.69                       327,335
Real Estate Related       RL      11.83                     1,442,287
Repurchase Agreements     RA      20.03                     2,442,000
Retail                    RT       0.28                        33,958
Services                  SV       0.68                        83,250
Telecommunications -
  Long Distance           TL      13.54                     1,650,406
Telephone                 TN       1.28                       156,648
Transportation            TR       0.59                        71,505
---------------------------------------------------------------------
                                100.00%                   $12,189,285
=====================================================================
European Small Company Fund
Air Freight               AF       1.72%                $   1,140,420
Airlines                  AR       1.65                     1,087,963
Auto Parts                AP       0.46                       301,527
Banks                     BK       1.87                     1,239,048
Biotechnology             BI       2.70                     1,783,319
Broadcasting              BR       1.57                     1,035,359
Building Materials        BD       3.55                     2,346,630
Cable                     CA       1.23                       813,501
Communications - Equipment
  & Manufacturing         CM       0.40                       265,681
Computer Related          CO      10.98                     7,266,012
Conglomerates             CG       1.07                       707,810
Consumer - Jewelry,
  Novelties & Gifts       CJ       1.12                       742,317
Electronics               EL       5.76                     3,813,052
Engineering &
  Construction            EC       1.88                     1,243,988
Financial                 FN       0.38                       252,762
Foods                     FD       0.66                       436,202
Health Care Drugs -
  Pharmaceuticals         HD       2.41                     1,592,567

                                    % of
                    Industry  Investment
Industry                Code  Securities                        Value
---------------------------------------------------------------------
European Small Company Fund     (continued)
Health Care Related       HC       5.86%                   $3,879,777
Homebuilding              HB       0.62                       409,409
Household Furniture &
  Appliances              HF       2.23                     1,475,986
Household Products        HP       0.80                       529,655
Housewares                HW       0.48                       316,566
Insurance                 IN       1.53                     1,015,068
Investment Bank/Broker
  Firm                    IV       0.85                       560,498
Leisure Time              LT       0.64                       424,728
Lodging - Hotels          LH       3.85                     2,544,324
Machinery                 MY       5.49                     3,629,573
Manufacturing             MG       3.31                     2,190,741
Photography & Imaging     PI       1.24                       818,054
Pollution Control         PC       0.31                       203,070
Publishing                PB       0.60                       397,548
Real Estate Investment
 Trust                    RE       1.45                       957,573
Restaurants               RS       5.51                     3,645,559
Retail                    RT       2.38                     1,575,221
Services                  SV      15.28                    10,108,654
Telecommunications -
  Cellular & Wireless     TC       2.32                     1,537,609
Telecommunications -
  Long Distance           TL       1.96                     1,299,801
Textile - Apparel
  Manufacturing           TA       2.10                     1,386,092
Textile - Home
 Furnishings              TH       0.58                       383,069
Toys                      TY       1.20                       795,889
----------------------------------------------------------------------
                   100.00%                                $66,152,622
======================================================================
Latin American Growth Fund
Aluminum                  AL       1.39%                 $    481,491
Banks                     BK       6.88                     2,380,321
Beverages                 BV       9.00                     3,115,562
Broadcasting              BR       2.00                       693,157
Building Materials        BD       3.31                     1,147,004
Chemicals                 CH       5.24                     1,813,687
Conglomerates             CG       3.01                     1,041,081
Electric Utilities        EU      14.49                     5,012,204
Engineering &
 Construction             EC       0.84                       292,558
Gold & Precious Metals
 Mining                   GP       1.20                       415,503
Homebuilding              HB       3.89                     1,345,058
Iron & Steel              IS       3.34                     1,156,807
Lodging - Hotels          LH       1.67                       577,546
Machinery                 MY       1.15                       397,915
Oil & Gas Related         OG       5.73                     1,981,083
Real Estate Investment
 Trust                    RE       1.72                       595,000
Repurchase Agreements     RA       1.60                       553,000
Retail                    RT       9.34                     3,231,501

                                   % of
                    Industry Investment
Industry                Code Securities                         Value
---------------------------------------------------------------------
Latin American Growth Fund (continued)
Telecommunications - Cellular
  & Wireless              TC       1.47%                   $  507,653
Telecommunications -
  Long Distance           TL       6.50                     2,247,792
Telephone                 TN      13.66                     4,725,472
Textile - Apparel
  Manufacturing           TA       2.57                       887,704
---------------------------------------------------------------------
                                 100.00%                 $ 34,599,099
=====================================================================
Worldwide Capital Goods Fund
Aerospace & Defense       AE      12.64%                 $  1,736,950
Air Freight               AF       2.05                       281,750
Auto Parts                AP       5.99                       822,388
Automobiles               AM       3.73                       512,481
Building Materials        BD       6.95                       954,739
Chemicals                 CH       3.02                       415,400
Communications - Equipment
  & Manufacturing         CM       3.12                       428,450
Containers                CT       4.43                       608,925
Electric Utilities        EU       5.02                       690,301
Electrical Equipment      EE       4.22                       580,531
Machinery                 MY       7.52                     1,032,850
Manufacturing             MG       9.93                     1,364,975
Oil & Gas Related         OG      20.40                     2,802,831
Repurchase Agreements     RA       5.01                       688,000
Telephone                 TN       2.89                       397,173
Truckers                  TK       3.08                       423,850
---------------------------------------------------------------------
                                 100.00%                  $13,741,594
=====================================================================
Worldwide Communications Fund
Automobiles               AM       1.17%                $   3,363,112
Broadcasting              BR       1.22                     3,516,419
Cable                     CA       1.26                     3,634,750
Communications - Equipment

 & Manufacturing         CM      18.10                     52,084,479
Computer Related          CO       5.19                    14,937,219
Electronics               EL       2.51                     7,210,125
Machinery                 MY       1.33                     3,835,601
Repurchase Agreements     RA      10.07                    28,957,000
Services                  SV       3.67                    10,544,391
Telecommunications - Cellular
  & Wireless              TC      11.56                    33,244,592
Telecommunications -
  Long Distance           TL      20.74                    59,656,412
Telephone                 TN      23.18                    66,691,958
---------------------------------------------------------------------
                                 100.00%                 $287,676,058
=====================================================================

See Notes to Financial Statements


Statement of Assets and Liabilities
July 31, 1998

                                                 Asian      European Small     Latin American
                                           Growth Fund        Company Fund        Growth Fund
-----------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                          $    19,411,617     $    59,540,440    $    42,785,512
===============================================================================================
   At Value(a)                         $    12,189,285     $    66,152,622    $    34,599,099
Cash                                            68,293           9,328,122                  0
Foreign Currency (Cost $24,634, $0 and
   $55,238, respectively)                       22,778                   0             55,224
Receivables:
   Investment Securities Sold                        0           3,228,698             14,858
   Fund Shares Sold                              3,205           1,087,203             28,862
   Dividends and Interest                       25,345             156,898            147,654
Appreciation on Forward Foreign Currency
   Contracts                                         0               1,548                  0
Prepaid Expenses and Other Assets               11,157              19,486             21,374
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                12,320,063          79,974,577         34,867,071
---------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                         0                   0              4,690
   Foreign Sub-Custodian (Cost $0,
     $2,224,047 and $0, respectively)                0           2,223,420                  0
   Distributions to Shareholders                 1,406                   0                  0
   Fund Shares Repurchased                      86,265           6,135,249             97,780
Accrued Distribution Expenses                    2,769              16,122              7,703
Accrued Expenses and Other Payables             27,060              67,472             31,603
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                              117,500           8,442,263            141,776
---------------------------------------------------------------------------------------------
Net Assets at Value                    $    12,202,563     $    71,532,314    $    34,725,295
=============================================================================================
NET ASSETS
Paid-in Capital(b)                     $    28,150,100     $    56,560,365    $    47,007,382
Accumulated Undistributed (Distributions in Excess of)
   Net Investment Income                        70,788             (13,865)           (42,636)
Accumulated Undistributed Net Realized Gain (Loss) on
   Investment Securities and Foreign
   Currency Transactions                    (8,794,080)          8,375,102         (4,050,209)
Net Appreciation (Depreciation) of Investment
   Securities and Foreign Currency
   Transactions                             (7,224,245)          6,610,712         (8,189,242)
----------------------------------------------------------------------------------------------
Net Assets at Value                     $   12,202,563     $    71,532,314    $    34,725,295
==============================================================================================
Shares Outstanding                           3,622,146           4,567,442          3,105,195
Net Asset Value, Offering and
   Redemption Price per Share           $         3.37     $         15.66    $         11.18


(a)Investment securities at cost and value at July 31, 1998 include repurchase agreements of $2,442,000 and $553,000 for Asian Growth and Latin American Growth Funds, respectively.
(b)The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements


Statement of Assets and Liabilities (Continued)
July 31, 1998
                                                                                      Worldwide          Worldwide
                                                                                        Capital     Communications
                                                                Realty Fund          Goods Fund               Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                               $    26,324,022     $    13,219,110    $   245,260,739
==================================================================================================================
   At Value(a)                                              $    22,256,454     $    13,741,594    $   287,676,058
Cash                                                                468,476                 564             22,180
Foreign Currency (Cost $0, $0, $784, respectively)                              0                  0           784

Receivables:
   Investment Adviser                                                16,844                   0                  0
   Investment Securities Sold                                       890,107             427,773                  0
   Fund Shares Sold                                                  59,388              58,109          2,278,028
   Dividends and Interest                                            21,645               1,319            143,661
Prepaid Expenses and Other Assets                                   444,018              27,866             56,640
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                     24,156,932          14,257,225        290,177,351
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                     16,682                   0                  0
   Investment Securities Purchased                                        0           1,036,273          3,223,698
   Fund Shares Repurchased                                          570,660              98,210         10,297,185
Accrued Distribution Expenses                                         6,349               3,024             57,894
Accrued Expenses and Other Payables                                  15,115              24,293             22,068
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   608,806           1,161,800         13,600,845
------------------------------------------------------------------------------------------------------------------
Net Assets at Value                                         $    23,548,126     $    13,095,425    $   276,576,506
==================================================================================================================
NET ASSETS
Paid-in Capital(b)                                          $    26,236,566     $    12,375,244    $   229,125,358
Accumulated Undistributed (Distributions in Excess of) Net
   Investment Income                                                 10,184               1,853             (3,205)
Accumulated Undistributed Net Realized Gain on Investment
   Securities and Foreign Currency Transactions                   1,368,952             195,844          5,039,151
Net Appreciation (Depreciation) of Investment
   Securities and Foreign Currency Transactions                  (4,067,576)            522,484         42,415,202
------------------------------------------------------------------------------------------------------------------
Net Assets at Value                                         $    23,548,126     $    13,095,425    $   276,576,506
==================================================================================================================
Shares Outstanding                                                2,573,024           1,172,201         14,114,148
Net Asset Value, Offering and Redemption Price per Share    $          9.15     $         11.17    $         19.60
==================================================================================================================
(a)Investment  securities at cost and value at July 31, 1998 include  repurchase agreements  of  $400,000,  $688,000  and  $28,957,000  for Realty,  Worldwide
   Capital Goods and Worldwide Communications Funds, respectively.


(b)The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements





Statement of Assets and Liabilities (Continued)
July 31, 1998

                                                                       S & P 500
                                                                      Index Fund
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                    $    17,433,798
================================================================================
   At Value(a)                                                   $    18,159,397
Cash                                                                      27,094
Receivables:
   Investment Securities Sold                                                721
   Fund Shares Sold                                                      282,458
   Dividends and Interest                                                 14,995
Prepaid Expenses and Other Assets                                         24,301
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          18,508,966
--------------------------------------------------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                             794
   Fund Shares Repurchased                                               131,288
   Variation Margin on Futures Contracts                                  35,675
Accrued Distribution Expenses - Class II                                   3,071
Accrued Expenses and Other Payables                                       14,743
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        185,571
--------------------------------------------------------------------------------
Net Assets at Value                                              $    18,323,395
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $    17,480,384
Accumulated Undistributed Net Investment Income                            2,494
Accumulated Undistributed Net Realized Gain on Investment Securities,
   Foreign Currency Transactions and Futures Contracts                   132,722
Net Appreciation of Investment Securities, Foreign Currency Transactions
   and Futures Contracts                                                 707,795
--------------------------------------------------------------------------------
Net Assets at Value, Applicable to Shares Outstanding            $    18,323,395
================================================================================
Net Assets At Value:
   Class I                                                       $     3,258,594
================================================================================
   Class II                                                      $    15,064,801
================================================================================
Shares Outstanding
   Class I                                                               271,329
   Class II                                                            1,241,163
Net Asset Value, Offering and Redemption Price per Share
   Class I                                                       $         12.01
================================================================================
   Class II                                                      $         12.14
================================================================================

(a) Investment securities at cost and value at July 31, 1998 include a repurchase agreement of $1,900,000.


(b) The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements




Statement of Operations
Year Ended July 31, 1998


                                                                      Asian      European Small     Latin American
                                                                Growth Fund        Company Fund        Growth Fund
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                   $       319,966     $     1,017,494    $     1,428,006
Interest                                                            126,351             139,692             47,708
   Foreign Taxes Withheld                                           (20,851)           (145,737)           (90,610)
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                     425,466           1,011,449          1,385,104
-------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                            130,604             499,912            552,409
Distribution Expenses                                                43,535             166,637            184,136
Transfer Agent Fees                                                 156,273             382,417            338,846
Administrative Fees                                                  12,612              19,998             21,048
Custodian Fees and Expenses                                          55,720             101,083            199,454
Directors' Fees and Expenses                                         10,103              13,236             14,033
Professional Fees and Expenses                                       24,801              27,270             28,621
Registration Fees and Expenses                                       37,997              71,354             59,452
Reports to Shareholders                                              17,617              35,601             43,519
Other Expenses                                                        6,413              53,973             16,706
-------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                   495,675           1,371,481          1,458,224
   Fees and Expenses Absorbed by Investment Adviser                (130,660)            (14,543)                 0
   Fees and Expenses Paid Indirectly                                (17,651)            (26,798)           (70,249)
-------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 347,364           1,330,140          1,387,975
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         78,102            (318,691)            (2,871)
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                         (5,065,337)         13,934,318          1,435,168
   Foreign Currency Transactions                                 (3,540,674)         (2,398,318)        (2,568,818)
-------------------------------------------------------------------------------------------------------------------
             Total Net Realized Gain (Loss)                      (8,606,011)         11,536,000         (1,133,650)
-------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities                                         (7,816,310)         (1,409,851)       (27,777,908)
   Foreign Currency Transactions                                   (293,483)          3,092,668         (1,217,864)
-------------------------------------------------------------------------------------------------------------------
       Total Net Appreciation (Depreciation)                     (8,109,793)          1,682,817        (28,995,772)
-------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                                (16,715,804)         13,218,817        (30,129,442)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       $   (16,637,702)    $    12,900,126   $    (30,132,293)
===================================================================================================================

See Notes to Financial Statements


Statement of Operations (Continued)
Year Ended July 31, 1998

                                                                                      Worldwide          Worldwide
                                                                                        Capital     Communications
                                                                Realty Fund          Goods Fund               Fund
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                   $     1,608,753     $       234,827    $       905,027
Interest                                                            131,189              79,688            782,213
   Foreign Taxes Withheld                                            (5,257)             (6,313)           (53,802)
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                   1,734,685             308,202          1,633,438
-------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                            275,574             117,345            917,111
Distribution Expenses                                                91,858              45,133            353,045
Transfer Agent Fees                                                 215,561              86,976            405,886
Administrative Fees                                                  15,511              12,708             31,164
Custodian Fees and Expenses                                          16,964              12,759             30,679
Directors' Fees and Expenses                                         11,037              10,060             13,809
Professional Fees and Expenses                                        8,544              24,468             28,966
Registration Fees and Expenses                                       55,228              29,215             41,809
Reports to Shareholders                                              31,421              13,404             44,978
Other Expenses                                                        1,873               3,038              9,806
------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                   723,571             355,106          1,877,253
   Fees and Expenses Absorbed by Investment Adviser                (275,415)                  0                  0
   Fees and Expenses Paid Indirectly                                 (7,376)             (4,931)           (13,601)
-------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 440,780             350,175          1,863,652
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      1,293,905             (41,973)          (230,214)
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                          4,297,291           1,164,694          6,149,500
   Foreign Currency Transactions                                    (92,060)            (11,762)           (62,002)
-------------------------------------------------------------------------------------------------------------------
           Total Net Realized Gain                                4,205,231           1,152,932          6,087,498
-------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities                                         (6,239,702)         (1,863,495)        30,126,785
   Foreign Currency Transactions                                    (27,641)            (15,442)           194,991
-------------------------------------------------------------------------------------------------------------------
           Total Net Appreciation (Depreciation)                 (6,267,343)         (1,878,937)        30,321,776
-------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                                 (2,062,112)           (726,005)        36,409,274
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       $      (768,207)    $      (767,978)  $     36,179,060
===================================================================================================================

See Notes to Financial Statements

Period Ended July 31, 1998 (Note 1)


                                                                       S & P 500
                                                                      Index Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $        65,357
Interest                                                                  53,728
   Foreign Taxes Withheld                                                  (605)
--------------------------------------------------------------------------------
   TOTAL INCOME                                                          118,480
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                                  13,759
Distribution Expenses - Class II                                          10,013
Transfer Agent Fees                                                        7,897
Administrative Fees                                                        6,874
Custodian Fees and Expenses                                               10,320
Directors' Fees and Expenses                                                 790
Professional Fees and Expenses                                            14,958
Registration Fees and Expenses
   Class I                                                                21,326
   Class II                                                               21,139
Reports to Shareholders                                                      885
Other Expenses                                                               287
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                        108,248
   Fees and Expenses Absorbed by Investment Adviser                     (76,062)
   Fees and Expenses Paid Indirectly                                     (5,510)
--------------------------------------------------------------------------------
       NET EXPENSES                                                       26,676
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     91,804
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENT  SECURITIES Net Realized Gain
on:
   Investment Securities and Foreign Currency Transactions                   347
   Futures Contracts                                                     132,382
--------------------------------------------------------------------------------
       Total Net Realized Gain                                           132,729
--------------------------------------------------------------------------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency Transactions               725,599
   Futures Contracts                                                    (17,804)
--------------------------------------------------------------------------------
       Total Net Appreciation                                            707,795
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND FUTURES CONTRACTS                                    840,524
--------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                          $    932,328
--------------------------------------------------------------------------------

See Notes to Financial Statements


Statement of Changes in Net Assets
Year Ended July 31


                                                          Asian                                European Small
                                                       Growth Fund                              Company Fund
-------------------------------------------------------------------------------------------------------------------
                                                 1998                  1997                1998               1997
OPERATIONS

Net Investment Income (Loss)          $        78,102       $       (57,271)    $      (318,691)   $      (219,471)
Net Realized Gain (Loss) on Investment
   Securities and Foreign Currency
   Transactions                            (8,606,011)            2,717,229          11,536,000          8,995,970
Change in Net Appreciation (Depreciation)
   of Investment Securities and Foreign
   Currency Transactions                   (8,109,793)            2,533,318           1,682,817          5,896,544
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 (16,637,702)            5,193,276          12,900,126         14,673,043
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                         (76,039)                    0                   0                  0
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                0                     0         (11,445,624)        (3,874,335)
In Excess of Net Realized Gain on Investment
   Securities and Foreign Security
   Transactins                             (2,740,227)                    0                   0                  0
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        (2,816,266)                    0         (11,445,624)        (3,874,335)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              39,750,220            58,289,655         300,560,139        390,188,113
Reinvestment of Distributions               2,758,516                     0          10,350,638          3,693,369
-------------------------------------------------------------------------------------------------------------------
                                           42,508,736            58,289,655         310,910,777        393,881,482
Amounts Paid for Repurchases of Shares    (43,821,535)          (44,828,305)       (315,889,901)      (423,884,261)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                            (1,312,799)           13,461,350          (4,979,124)       (30,002,779)
-------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets   (20,766,767)           18,654,626          (3,524,622)       (19,204,071)
NET ASSETS
Beginning of Period                        32,969,330            14,314,704          75,056,936         94,261,007
-------------------------------------------------------------------------------------------------------------------
End of Period                         $    12,202,563       $    32,969,330     $    71,532,314    $    75,056,936
===================================================================================================================
Accumulated Undistributed (Distributions
   in Excess of) Net Investment Income
   Included in Net Assets at End of
   Period                              $       70,788        $         (138)    $       (13,865)   $        (6,316)

       ------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                 7,741,648             5,695,778          19,832,249         24,262,011
Shares Issued from Reinvestment of
   Distributions                              567,644                     0             872,000            240,298
-------------------------------------------------------------------------------------------------------------------
                                            8,309,292             5,695,778           20,704,249        24,502,309
Shares Repurchased                         (7,590,758)           (4,391,861)         (20,745,409)      (26,142,644)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Fund Shares        718,534             1,303,917              (41,160)       (1,640,335)
====================================================================================================================

See Notes to Financial Statements


Statement of Changes in Net Assets (Continued)

                                                     Latin American
                                                       Growth Fund                              Realty Fund
                                    Year Ended July 31   Year Ended July 31  Year Ended July 31 Period Ended July 31
---------------------------------------------------------------------------------------------------------------------
                                                  1998                 1997                1998                 1997
                                                                                                            (Note 1)
OPERATIONS
Net Investment Income (Loss)          $        (2,871)      $       874,338     $     1,293,905      $       660,426
Net Realized Gain (Loss) on Investment
   Securities and Foreign Currency
   Transactions                            (1,133,650)            6,819,951           4,205,231              (81,769)
Change in Net Appreciation (Depreciation)
   of Investment Securities and Foreign
   Currency Transactions                  (28,995,772)           19,631,044          (6,267,343)           2,199,767
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 (30,132,293)           27,325,333            (768,207)           2,778,424
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                               0              (898,745)         (1,231,251)            (658,935)
In Excess of Net Investment Income             (1,644)                    0                   0                    0
Net Realized Gain on Investment Securities and
   Foreign Currency Transactions           (5,377,132)             (763,367)         (2,808,471)                   0
In Excess of Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                            (3,968,378)                    0                   0                    0
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        (9,347,154)           (1,662,112)         (4,039,722)            (658,935)
---------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              41,383,944           147,554,103         125,593,955           87,811,086
Reinvestment of Distributions               9,253,953             1,643,078           3,806,928              633,951
---------------------------------------------------------------------------------------------------------------------
                                           50,637,897           149,197,181         129,400,883           88,445,037
Amounts Paid for Repurchases of Shares   (106,705,315)          (76,652,142)       (137,702,363)         (53,906,991)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                           (56,067,418)           72,545,039          (8,301,480)          34,538,046
---------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets   (95,546,865)           98,208,260         (13,109,409)          36,657,535
NET ASSETS
Beginning of Period                       130,272,160            32,063,900          36,657,535                    0
---------------------------------------------------------------------------------------------------------------------
End of Period                         $    34,725,295       $   130,272,160     $    23,548,126      $    36,657,535
=====================================================================================================================
Accumulated Undistributed (Distributions
   in Excess of) Net Investment Income
   Included in Net Assets at End of
   Period                             $       (42,636)      $      (119,953)    $        10,184      $        34,791
     ----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                 2,743,691             9,413,898          11,521,060            8,503,849
Shares Issued from Reinvestment of
   Distributions                              725,787               108,476             366,311               62,289
---------------------------------------------------------------------------------------------------------------------
                                            3,469,478             9,522,374          11,887,371            8,566,138
Shares Repurchased                         (7,456,925)           (4,922,997)        (12,649,335)          (5,231,150)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Fund Shares     (3,987,447)            4,599,377            (761,964)           3,334,988
=====================================================================================================================

See Notes to Financial Statements


Statement of Changes in Net Assets (Continued)
Year Ended July 31


                                                        Worldwide                              Worldwide
                                                         Capital                             Communications
                                                       Goods Fund                                 Fund
-------------------------------------------------------------------------------------------------------------------
                                                 1998                  1997                1998                1997
OPERATIONS
Net Investment Income (Loss)          $       (41,973)      $        37,893     $      (230,214)   $       309,209
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions        1,152,932             1,139,730           6,087,498          4,688,859
Change in Net Appreciation (Depreciation)
   of Investment Securities and Foreign
   Currency Transactions                   (1,878,937)            2,381,692          30,321,776         11,765,158
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                    (767,978)            3,559,315          36,179,060         16,763,226
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                               0               (40,745)                  0           (307,162)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions       (1,745,282)             (487,207)         (5,103,352)        (3,964,664)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        (1,745,282)             (527,952)         (5,103,352)        (4,271,826)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              44,082,756            36,882,095         521,582,449        105,661,260
Reinvestment of Distributions               1,655,829               523,895           4,810,525          4,049,521
-------------------------------------------------------------------------------------------------------------------
                                           45,738,585            37,405,990         526,392,974        109,710,781
Amounts Paid for Repurchases of Shares    (52,383,436)          (25,914,782)       (353,350,473)      (100,260,270)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                            (6,644,851)           11,491,208         173,042,501          9,450,511
-------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets    (9,158,111)           14,522,571         204,118,209         21,941,911
NET ASSETS
Beginning of Period                        22,253,536             7,730,965          72,458,297         50,516,386
-------------------------------------------------------------------------------------------------------------------
End of Period                         $    13,095,425       $    22,253,536     $   276,576,506    $    72,458,297
===================================================================================================================
Accumulated Undistributed (Distributions
   in Excess of) Net Investment Income
   Included in Net Assets at End of
   Period                             $       1,853         $           838     $        (3,205)   $       (61,753)
     --------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                 3,535,109             3,284,566          28,810,576          7,791,340
Shares Issued from Reinvestment of
   Distributions                              155,040                55,141             319,200            324,919
------------------------------------------------------------------------------------------------------------------
                                            3,690,149             3,339,707           29,129,776         8,116,259
Shares Repurchased                         (4,269,548)           (2,392,625)         (19,749,078)       (7,446,966)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Fund Shares       (579,399)              947,082            9,380,698           669,293
===================================================================================================================

See Notes to Financial Statements


Statement of Changes in Net Assets (Continued)

                                                                                                 S&P 500 Index Fund
                                                                                               Period Ended July 31
-------------------------------------------------------------------------------------------------------------------
                                                                                                               1998
                                                                                                           (Note 1)
OPERATIONS
Net Investment Income                                                                              $         91,804
Net Realized Gain on Investment Securities, Foreign Currency Transactions and Futures Contracts             132,729
Change in Net Appreciation of Investment Securities, Foreign Currency Transactions and Futures Contracts    707,795
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                  932,328
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
   Class I                                                                                                 (21,188)
   Class II                                                                                                (68,129)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Class I                                                                                              14,330,953
   Class II                                                                                             17,781,602
Reinvestment of Distributions
   Class I                                                                                                  21,188
   Class II                                                                                                 66,331
-------------------------------------------------------------------------------------------------------------------
                                                                                                        32,200,074
-------------------------------------------------------------------------------------------------------------------
Amounts Paid for Repurchases of Shares
   Class I                                                                                             (12,386,716)
   Class II                                                                                             (3,332,974)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       (15,719,690)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                                 16,480,384
-------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets                                                                            17,323,395
NET ASSETS
Initial Subscription (Note 1)                                                                            1,000,000
-------------------------------------------------------------------------------------------------------------------
End of Period                                                                                      $    18,323,395
===================================================================================================================
Accumulated Undistributed Net Investment Income Included in Net Assets at End of Period            $         2,494
     --------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS Initial Subscription (Note 1)
   Class I                                                                                                  90,000
   Class II                                                                                                 10,000
Shares Sold
   Class I                                                                                               1,263,674
   Class II                                                                                              1,509,441
Shares Issued from Reinvestment of Distributions
   Class I                                                                                                   1,782
   Class II                                                                                                  5,493
-------------------------------------------------------------------------------------------------------------------
                                                                                                         2,880,390
-------------------------------------------------------------------------------------------------------------------
Shares Repurchased
   Class I                                                                                              (1,084,127)
   Class II                                                                                               (283,771)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        (1,367,898)
-------------------------------------------------------------------------------------------------------------------
Net Increase in Fund Shares                                                                              1,512,492
===================================================================================================================

See Notes to Financial Statements

Notes to Financial Statements

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Specialty Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of seven separate Funds: Asian Growth Fund, European Small Company Fund, Latin American Growth Fund, Realty Fund, Worldwide Capital Goods Fund, Worldwide Communications Fund and S & P 500 Index Fund. The investment objectives are: to achieve capital appreciation for Asian Growth, European Small Company, Latin American Growth and Worldwide Capital Goods Funds; to achieve current income for Realty Fund; to achieve a high total return on investments through capital appreciation and current income for Worldwide Communications Fund and to provide both price performance and income comparable to the Standard and Poor's 500 composite stock index for the S & P 500 Index Fund. Realty and S & P 500 Index Funds commenced investment operations on January 1, 1997 and December 23, 1997, respectively. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The S & P 500 Index Fund offers two classes of shares, referred to as Class I shares and Class II shares. Class I shares are not subject to any distribution fees, while Class II shares are subject to an annual distribution fee of 0.25% of the Fund's average net assets attributable to Class II shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
          Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
          If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
          Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
          Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

B. FUTURES CONTRACTS - S & P 500 Index Fund may enter into futures contracts for non-speculative purposes. Upon entering into a contract, S & P 500 Index Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, S & P 500 Index Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by S & P 500 Index Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, S & P 500 Index Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. S & P 500 Index Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the FundOs custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
        The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.
        On September 1, 1998, the Malaysian government introduced capital controls and imposed a fixed exchange rate for the Malaysian ringgit. The controls require that all Malaysian securities and currency be repatriated to Malyasia and impose significant restrictions on the movement of Malaysian securities and currency out of the country. These actions may pose significant liquidity issues and risks and may significantly affect the valuation of Malaysian securituies and currency held by the Fund.
        The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

        Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

E. FEDERAL AND STATE TAXES - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At July 31, 1998, Asian Growth Fund had $2,533,039 in net capital loss carryovers which expire in the year 2006.
        Asian Growth, Latin American Growth and Realty Funds incurred and elected to defer post-October 31 net capital losses of $6,070,023, $4,376,077 and $9,564, respectively, to the year ended July 31, 1999. Asian Growth, European Small Company, Latin American Growth, Worldwide Capital Goods and Worldwide Communications Funds incurred and elected to defer post-October 31 net currency losses of $15,043, $9,802, $40,867, $636 and $2,991, respectively, to the year ended July 31, 1999. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.
        Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended July 31, 1998 0.18% for Worldwide Capital Goods Fund, 0.05% for Worldwide Communications Fund and 62.78% for S & P 500 Index Fund qualified for the dividends received deduction available to the FundOs corporate shareholders.
        Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

          For the period ended July 31, 1998, the effects of such differences were as follows:


                                                                                      Accumulated
                                                                  Accumulated       Undistributed
                                                                Undistributed        Net Realized
                                                                          Net             Gain on
                                                                   Investment          Investment        Paid-in
     Fund                                                              Income          Securities        Capital
     -----------------------------------------------------------------------------------------------------------
     Asian Growth Fund                                     $           68,863      $      (68,863)     $       0
     European Small Company Fund                                      311,142            (311,142)             0
     Latin American Growth Fund                                        81,832             (81,832)             0
     Realty Fund                                                      (87,261)             87,261              0
     Worldwide Capital Goods Fund                                      42,988             (42,719)          (269)
     Worldwide Communications Fund                                    288,762            (288,762)             0
     S & P 500 Index Fund                                                   7                  (7)             0


G. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.

H. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
        Under an agreement between each Fund and the FundOs Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Distribution Expenses and Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

          For the period ended July 31, 1998, Fees and Expenses Paid Indirectly consisted of the following:

                                                             Custodian Fees        Distribution         Transfer
     Fund                                                      and Expenses            Expenses       Agent Fees
     -----------------------------------------------------------------------------------------------------------
     Asian Growth Fund                                        $      17,651         $         0       $        0
     European Small Company Fund                                     26,482                   0              316
     Latin American Growth Fund                                      70,249                   0                0
     Realty Fund                                                      7,376                   0                0
     Worldwide Capital Goods Fund                                     4,895                   0               36
     Worldwide Communications Fund                                   13,199                 310               92
     S & P 500 Index Fund                                             5,510                   0                0

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. (OIFGO) serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                                                AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                                    $0 to         $500 Million              Over
                                                                     $500                to $1                $1
Fund                                                              Million              Billion           Billion
----------------------------------------------------------------------------------------------------------------
Asian Growth Fund                                                  0.75%                0.65%              0.55%
European Small Company Fund                                        0.75%                0.65%              0.55%
Latin American Growth Fund                                         0.75%                0.65%              0.55%
Worldwide Capital Goods Fund                                       0.65%                0.55%              0.45%
Worldwide Communications Fund                                      0.65%                0.55%              0.45%

     Realty and S & P 500 Index Funds' investment advisory fee is based on the annual rate of 0.75% and 0.25%, respectively, of average net assets.
     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of Worldwide Capital Goods and Worldwide Communications Funds were made by ITC. Effective February 4, 1998, such responsibilities were transferred to IFG. A separate Sub-Advisory Agreement between IFG and INVESCO Asia Limited ("INVESCO Asia"), an affiliate of IFG, provides that investment decisions of Asian Growth Fund are made by INVESCO Asia. A separate Sub-Advisory Agreement between IFG and INVESCO Asset Management, Ltd ("IAM"), an affiliate of IFG, provides that investment decisions of European Small Company and Latin American Growth Funds are made by IAM. A separate Sub-Advisory Agreement between IFG and INVESCO
Realty Advisors ("IRAI"), an affiliate of IFG, provides that investment decisions of Realty Fund are made by IRAI. A separate Sub-Advisory agreement between IFG and World Asset Management ("World"), unaffiliated with any IFG entity, provides that investment decisions of S & P 500 Index Fund are made by World. Fees for such sub-advisory services were paid by IFG.
     A plan of distribution pursuant to Rule 12b-1 of the Act provided for compensation of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of annual average net assets. For the year ended, July 31, 1998, Asian Growth, European Small Company, Latin American Growth, Realty, Worldwide Capital Goods, Worldwide Communications and S & P 500 Index - Class II Funds paid the Distributor $47,724, $169,748, $204,643, $92,862, $46,220, $309,783 and $6,942, respectively, under the plan of distribution. Effective September 29, 1997, INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of IFG, replaced IFG as Distributor.
     IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Realty, Worldwide Capital Goods and S & P 500 Index Funds. IFG and IAM have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by European Small Company and Latin American Growth Funds. IFG and INVESCO Asia have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Asian Growth Fund.

     A 1% redemption fee is retained by Asian Growth, Latin American Growth and S & P 500 Index Funds to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital. Total redemption fees received by Asian Growth, Latin American Growth and S & P 500 Index Funds for the period ended July 31, 1998 were $161,974, $216,104 and $12,498, respectively.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended July 31, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:


Fund                                          Purchases                    Sales
--------------------------------------------------------------------------------
Asian Growth Fund                     $      22,314,954         $     26,245,247
European Small Company Fund                  63,139,613               80,427,235
Latin American Growth Fund                   23,285,579               81,903,795
Realty Fund                                  87,630,209              101,904,086
Worldwide Capital Goods Fund                 36,286,320               42,434,947
Worldwide Communications Fund               228,871,003               70,907,810
S & P 500 Index Fund                         15,442,388                    7,853

There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At July 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                                                             Net
                                                         Gross                   Gross              Appreciation
Fund                                              Appreciation            Depreciation            (Depreciation)
----------------------------------------------------------------------------------------------------------------
Asian Growth Fund                           $           59,803        $      7,472,851        $      (7,413,048)
European Small Company Fund                         13,905,344               7,413,444                 6,491,900
Latin American Growth Fund                           1,772,253               9,958,666               (8,186,413)
Realty Fund                                              3,161               4,375,045               (4,371,884)
Worldwide Capital Goods Fund                         1,224,152                 794,784                   429,368
Worldwide Communications Fund                       55,129,304              12,882,920                42,246,384
S & P 500 Index Fund                                 1,277,515                 552,151                   725,364


NOTE 5 - TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG, IDI, IAM, INVESCO Asia or IRAI.
     The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

     Pension expenses for the period ended July 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                              Unfunded
                                                       Pension                 Accrued                   Pension
Fund                                                  Expenses           Pension Costs                 Liability
----------------------------------------------------------------------------------------------------------------
Asian Growth Fund                            $             319      $              400         $             858
European Small Company Fund                              1,589                   2,249                     4,797
Latin American Growth Fund                               1,495                   1,535                     3,331
Realty Fund                                                533                     444                       977
Worldwide Capital Goods Fund                               321                     237                       708
Worldwide Communications Fund                            1,187                   1,175                     3,222


     Pension expenses, unfunded accrued pension costs and pension liability were insignificant for S & P 500 Index Fund.

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At July 31, 1998, there were no such borrowings.

Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO Specialty Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Asian Growth Fund, INVESCO European Small Company Fund, INVESCO Latin American Growth Fund, INVESCO Realty Fund, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund and INVESCO S&P 500 Index Fund (constituting INVESCO Specialty Funds, Inc., hereafter referred to as the "Fund") at July 31, 1998, the results of each of their operations for each of the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Denver, Colorado
September 9, 1998

Financial Highlights - Asian Growth Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                  Period
                                                                                                   Ended
                                                                       Year Ended July 31        July 31
----------------------------------------------------------------------------------------------------------
                                                                          1998         1997        1996(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                                   $11.35       $ 8.95        $10.00
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                              0.04        (0.02)         0.02
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (6.68)        2.42         (1.05)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                         (6.64)        2.40         (1.03)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                      0.02         0.00          0.02
Distributions from Capital Gains                                          0.00         0.00          0.00
In Excess of Capital Gains                                                1.32         0.00          0.00
----------------------------------------------------------------------------------------------------------
Total Distributions                                                       1.34         0.00          0.02
----------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                         $ 3.37       $11.35       $  8.95
==========================================================================================================
TOTAL RETURN(b)                                                        (62.16%)      27.04%    (10.31%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                              $12,203     $32,969        $14,315
Ratio of Expenses to Average Net Assets(d)(e)                            2.10%       2.05%        2.19%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(d)           0.45%      (0.20%)       0.94%(f)
Portfolio Turnover Rate                                                   141%        161%           2%(c)

(a)  From March 1, 1996,  commencement  of  investment  operations,  to July 31,
     1996.


(b) The applicable redemption fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, are not representative of a full year.


(d) Various expenses of the Fund were voluntarily absorbed by IFG and INVESCO Asia for the years ended July 31, 1998 and 1997 and the period ended July 31, 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.85%, 2.10% and 2.79% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.30%), (0.25%) and 0.34% (annualized), respectively.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(f)  Annualized

Financial Highlights (Continued) -- European Small Company Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                  Period
                                                                                                   Ended
                                                                  Year Ended July 31             July 31
---------------------------------------------------------------------------------------------------------
                                                             1998         1997         1996       1995(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $16.29       $15.08       $11.56       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                              0.00        (0.05)        0.07         0.04
Net Gains on Securities (Both Realized and Unrealized)       2.82         1.79         3.52         1.56
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                             2.82         1.74         3.59         1.60
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.00         0.00         0.07         0.04
Distributions from Capital Gains                             3.45         0.53         0.00         0.00
---------------------------------------------------------------------------------------------------------
Total Distributions                                          3.45         0.53         0.07         0.04
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $15.66       $16.29       $15.08       $11.56
=========================================================================================================
TOTAL RETURN                                               24.15%       11.71%       31.07%     15.98%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                 $71,532      $75,057      $94,261       $3,801
Ratio of Expenses to Average Net Assets(d)                2.04%(e)     1.62%(e)     1.68%(e)     2.00%(f)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(d)                                 (0.48%)        (0.18%)       1.23%      2.37%(f)
Portfolio Turnover Rate                                      98%           87%         141%         0%(c)

(a) From February 15, 1995, commencement of investment operations, to July 31, 1995.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c) Based on operations for the period shown and, accordingly, are not representative of a full year.


(d) Various expenses of the Fund were voluntarily absorbed by IFG and IAM for the year ended July 31, 1998 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.06% and 10.17% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.50%) and (5.80%) (annualized), respectively.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(f)  Annualized

Financial Highlights (Continued) -- Latin American Growth Fund
For a Fund Share Outstanding Throughout Each Period)


                                                                                                  Period
                                                                                                   Ended
                                                                   Year Ended July 31            July 31
---------------------------------------------------------------------------------------------------------
                                                             1998         1997         1996       1995(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $18.37       $12.86       $11.69       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (Loss)(b)                              0.00         0.13         0.08         0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                           (5.41)        5.88         1.62         1.69
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                            (5.41)        6.01         1.70         1.71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)                      0.00         0.14         0.09         0.02
Distributions from Capital Gains                             1.02         0.36         0.44         0.00
In Excess of Capital Gains                                   0.76         0.00         0.00         0.00
---------------------------------------------------------------------------------------------------------
Total Distributions                                          1.78         0.50         0.53         0.02
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $11.18       $18.37       $12.86       $11.69
=========================================================================================================
TOTAL RETURN(d)                                           (30.64%)      48.06%       15.27%     17.09%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)                 $34,725     $130,272      $32,064       $7,423
Ratio of Expenses to Average Net Assets(f)                1.99%(g)     1.76%(g)     2.14%(g)     2.00%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(f)                                    0.00%        1.35%        1.26%      0.79%(h)
Portfolio Turnover Rate                                       33%          72%          29%        30%(e)

(a) From February 15, 1995, commencement of investment operations, to July 31, 1995.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c) Distributions in excess of net investment income for the year ended July 31, 1998, aggregated less than $0.01 on a per share basis.

(d) The applicable redemption fees are not included in the Total Return calculation.

(e) Based on operations for the period shown and, accordingly, are not representative of a full year.

(f) Various expenses of the Fund were voluntarily absorbed by IFG and IAM for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.49% (annualized) and ratio of net investment income to average net assets would have been (1.70%) (annualized).

(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(h)  Annualized

Financial Highlights (Continued) -- Realty Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                                       Year       Period
                                                                                      Ended        Ended
                                                                                    July 31      July 31
---------------------------------------------------------------------------------------------------------
                                                                                       1998       1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                                                $10.99       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                  0.38         0.22
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                    (0.96)        0.99
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                      (0.58)        1.21
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                                   0.39         0.22
Distributions from Capital Gains                                                       0.87         0.00
---------------------------------------------------------------------------------------------------------
Total Distributions                                                                    1.26         0.22
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                                      $ 9.15       $10.99
=========================================================================================================
TOTAL RETURN                                                                         (6.49%)    12.24%(b)

RATIOS
Net Assets - End of Period ($000 Omitted)                                           $23,548      $36,658
Ratio of Expenses to Average Net Assets(c)(d)                                         1.22%      1.20%(e)
Ratio of Net Investment Income to Average Net Assets(c)                               3.53%      4.08%(e)
Portfolio Turnover Rate                                                                258%        70%(b)

(a)  From January 1, 1997,  commencement of investment  operations,  to July 31,
     1997.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG and IRAI for the year ended July 31, 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.97% and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.78% and 3.45% (annualized), respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(e)  Annualized

Financial Highlights (Continued) -- Worldwide Capital Goods Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                        Year Ended July 31
---------------------------------------------------------------------------------------------------------
                                                            1998         1997         1996        1995(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $12.70       $ 9.61       $ 9.84       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                              0.00         0.05         0.01         0.01
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                           (0.32)        4.37         0.01        (0.16)
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                            (0.32)        4.42         0.02        (0.15)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.00         0.06         0.00         0.01
Distributions from Capital Gains                             1.21         1.27         0.25         0.00
---------------------------------------------------------------------------------------------------------
Total Distributions                                          1.21         1.33         0.25         0.01
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $11.17       $12.70       $ 9.61       $ 9.84
=========================================================================================================
TOTAL RETURN                                               (2.06%)      50.86%        0.27%       (1.49%)


RATIOS
Net Assets - End of Period ($000 Omitted)                 $13,095      $22,254       $7,731      $10,364
Ratio of Expenses to Average Net Assets(c)                1.97%(d)     1.98%(d)     2.11%(d)       2.00%
Ratio of Net Investment Income (Loss) to
   Average Net Assets(c)                                   (0.23%)       0.51%        0.05%        0.25%
Portfolio Turnover Rate                                      219%         192%         247%         193%


(a)  Commencement of investment operations was August 1, 1994.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.58%, 2.49% and 2.96%, respectively, and ratio of net investment income (loss) to average net assets would have been (0.09%), (0.33%) and (0.71%), respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

Financial Highlights (Continued) -- Worldwide Communications Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                        Year Ended July 31
---------------------------------------------------------------------------------------------------------
                                                            1998         1997         1996        1995(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $15.31       $12.43       $12.30       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.01         0.06         0.22         0.11
Net Gains on Securities
   (Both Realized and Unrealized)                            5.32         3.90         1.38         2.35
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                             5.33         3.96         1.60         2.46
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.00         0.06         0.22         0.11
Distributions from Capital Gains                             1.04         1.02         1.25         0.05
---------------------------------------------------------------------------------------------------------
Total Distributions                                          1.04         1.08         1.47         0.16
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $19.60       $15.31       $12.43       $12.30
=========================================================================================================
TOTAL RETURN                                               36.79%       33.93%       13.67%       24.83%


RATIOS
Net Assets - End of Period ($000 Omitted)                $276,577      $72,458      $50,516      $27,254
Ratio of Expenses to Average Net Assets                   1.32%(b)     1.69%(b)     1.66%(b)       1.95%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                     (0.16%)        0.56%        1.78%        1.43%
Portfolio Turnover Rate                                      55%           96%         157%         215%


(a)  Commencement  of  investment  operations  was August 1, 1994.

(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

Financial Highlights (Continued) -- S & P 500 Index Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                                     Period       Period
                                                                                      Ended        Ended
                                                                                    July 31      July 31
---------------------------------------------------------------------------------------------------------
                                                                                    1998(a)      1998(a)
                                                                                    Class I     Class II
PER SHARE DATA
Net Asset Value - Beginning of Period                                                $10.00       $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                  0.11         0.07
Net Gains on Securities (Both Realized and Unrealized)                                 1.98         2.14
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                       2.09         2.21
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME                                          0.08         0.07
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                                      $12.01       $12.14
=========================================================================================================
TOTAL RETURN (b)                                                                   20.93%(c)    22.11%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                                            $3,259      $15,065
Ratio of Expenses to Average Net Assets(d)(e)                                       0.46%(f)     0.62%(f)
Ratio of Net Investment Income to Average Net Assets(e)                             1.96%(f)     1.52%(f)
Portfolio Turnover Rate                                                                0%(g)        0%(g)

(a) From December 23, 1997, commencement of investment operations, to July 31, 1998.

(b) The applicable redemption fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, are not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any offset arrangements.

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.51% (annualized) for Class I and 1.71% (annualized) for Class II and ratio of net investment income (loss) to average net assets would have been (0.09%) (annualized) for Class I and 0.42% (annualized) for Class II.

(f)  Annualized

(g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

INVESCO FUNDS

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.